PROSPECTUS
Managers AMG Funds
APRIL 29, 2013

■GW&K Municipal Bond Fund
Investor Class: GWMTX	Service Class: GWMSX	Institutional Class: GWMIX
■GW&K Small Cap Equity Fund
Investor Class: GWETX	Service Class: GWESX	Institutional Class: GWEIX
■GW&K Municipal Enhanced Yield Fund
Investor Class: GWMNX	Service Class: GWMRX	Institutional Class: GWMEX
P037-0513-02

managersinvest.com	As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

THIS PAGE INTENTIONALLY LEFT BLANK

3-11	Summary of The Funds GW&K Municipal Bond Fund GW&K Small Cap Equity Fund GW&K Municipal Enhanced Yield Fund

12-21	Additional Information About the Funds
GW&K Municipal Bond Fund
GW&K Small Cap Equity Fund
GW&K Municipal Enhanced Yield Fund
Summary of the Funds’ Principal Risks
 Other Important Information About the Funds and their Investment Strategies and Risks
Fund Management

22-29	Shareholder Guide
Your Account
Choosing a Share Class
Investing Through an Intermediary
Distribution and Service (12b-1) Fees
Transaction Policies
How to Buy or Sell Shares
Investor Services
Certain Federal Income Tax Information

31-39	Financial Highlights GW&K Municipal Bond Fund GW&K Small Cap Equity Fund GW&K Municipal Enhanced Yield Fund

41	How To Contact Us

Managers Investment Group	1

THIS PAGE INTENTIONALLY LEFT BLANK

Summary of The Funds

GW&K Municipal Bond Fund
Investment Objective
The GW&K Municipal Bond Fund's (the “ Fund”) investment objective is to seek current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Service Class	Institutional Class
Management Fee	0.35%	0.35%	0.35%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.57%	0.57%	0.37%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[2]	1.19%	0.94%	0.74%
Fee Waiver and Expense Reimbursements[3]	(0.38)%	(0.38)%	(0.38)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2,3]	0.81%	0.56%	0.36%
1Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles.  If extraordinary expenses had been included, Other Expenses would have been 0.58%, 0.58%, and 0.38%, respectively.
2The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
3 Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2014, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.34% of the Fund’ s average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 0.84%, 0.59% and 0.34%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2014. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor Class	$83	$340	$618	$1,409
Service Class	$57	$262	$483	$1,120
Institutional Class	$37	$198	$374	$ 883
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds that are exempt from federal income tax. This policy is fundamental and may not be changed without shareholder approval. In addition, up to 100% of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax.
Gannett Welsh & Kotler, LLC, the subadvisor to the Fund (“GW&K” or the “Subadvisor”), normally invests in municipal bonds that are rated “investment grade” by a nationally recognized statistical rating organization, such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”). Investment grade securities are rated at least in the BBB/Baa major ratings categories by S&P or Moody’s, respectively. From time to time, the Fund may invest in unrated municipal bonds, which are considered by the Subadvisor to be of comparable quality and creditworthiness as rated securities. The Fund expects that the average credit rating of the Fund’s portfolio will be AA under the S&P ratings categories. The Fund has no limitations on the maturity of individual securities, but is expected to maintain a dollar-weighted average maturity of 6 to 12 years. The Fund expects to maintain a duration of +/- 25% of the duration of the Fund’s benchmark (the Barclays Capital 10-Year Municipal

Managers Investment Group	3

Summary of The Funds

Bond Index), which was 5.97 years as of March 31, 2013. The Fund’s average weighted portfolio maturity and duration may vary from time to time depending on the Subadvisor’s views on the direction of interest rates.
In selecting municipal bonds, the Subadvisor uses a bottom-up, research-driven process based on knowledge of creditworthiness and geographic diversification of issuers and market availability of municipal bonds. The Subadvisor typically invests for the long-term and seeks opportunities across the yield curve while retaining flexibility to react to interest rate shifts. Although the Fund invests nationally and seeks to be diversified by geography and sector, the Fund may at times invest a significant portion of its assets in a particular state or region or in a particular sector due to market conditions.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund.
Credit Risk— the issuer of bonds or other debt securities may not be able to meet interest or principal payments when the bonds come due.
Inflation Risk—the price of an asset, or the income generated by an asset, may not keep up with the cost of living.
Interest Rate Risk—fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.
Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.
Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.
Municipal Market Risk—factors unique to the municipal bond market may negatively affect the value of municipal bonds.
Prepayment Risk—many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.
Reinvestment Risk—investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/12 (Service Class)
Best Quarter: 6.66% (3rd Quarter 2009)
Worst Quarter: -3.69% (4th Quarter 2010)
Average Annual Total Returns as of 12/31/12
GW&K Municipal Bond Fund	1 Year	Since Inception
Investor Class Return Before Taxes		6/30/09
	5.36%	7.45%
Service Class Return Before Taxes		6/30/09
	5.53%	7.68%
Service Class Return After Taxes on Distributions		6/30/09
	5.37%	7.50%
Service Class Return After Taxes on Distributions and Sale of Fund Shares		6/30/09
	4.40%	6.91%
Institutional Class Return Before Taxes		6/30/09
	5.71%	8.00%
Barclays Capital 10-Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		6/30/09
	5.70%	7.77%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class shares only, and after-tax returns for Investor Class and Institutional Class shares will vary.
Portfolio Management
Investment Manager
Managers Investment Group LLC
Subadvisor
Gannett Welsh & Kotler, LLC (“GW& K”)
Portfolio Managers
Nancy G. Angell, CFA
Partner and Co-Director of Fixed Income of GW&K; Portfolio Manager of the Fund since 06/09.

4	Managers Investment Group

Summary of The Funds

John B. Fox, CFA
Partner and Co-Director of Fixed Income of GW&K; Portfolio Manager of the Fund since 06/09.
Martin R. Tourigny, CFA
Partner of GW&K; Portfolio Manager of the Fund since 06/09.
Buying and Selling Fund Shares
Initial Investment Minimum
Investor Class
Regular Account: $2,000
Individual Retirement Account: $1,000
Service Class
Regular Account: $100,000
Individual Retirement Account: $25,000
Institutional Class
Regular Account: $1,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Investor Class and Service Class (all accounts): $100
Institutional Class (all accounts): $1,000
Transaction Policies
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).
Managers
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes but may be subject to the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Managers Investment Group	5

Summary of The Funds

GW&K Small Cap Equity Fund
Investment Objective
The investment objective of the GW&K Small Cap Equity Fund (the “Fund”) is to provide investors with long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Service Class	Institutional Class
Management Fee	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.60%	0.64%	0.40%
Total Annual Fund Operating Expenses[2]	1.60%	1.39%	1.15%
Fee Waiver and Expense Reimbursements[3]	(0.20)%	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2,3]	1.40%	1.19%	0.95%
1Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles.  If extraordinary expenses had been included, Other Expenses would have been 0.61%, 0.64%, and 0.41%, respectively.
2The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
3 Managers Investment Group LLC (the “Investment Manager”) and Gannett Welsh & Kotler, LLC (“GW&K”) have contractually agreed, through at least May 1, 2014, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.95% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager and GW&K may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.45%, 1.20% and 0.95%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2014. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor Class	$143	$485	$852	$1,883
Service Class	$121	$420	$741	$1,651
Institutional Class	$ 97	$346	$614	$1,380
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies. The Fund will ordinarily invest in approximately 55-90 stocks. The Fund primarily invests in common stock and preferred stock of U.S. small-capitalization companies. Small-capitalization companies are those with a market capitalization of less than $3.5 billion at the time of purchase.
The Fund invests in an unrestricted opportunity set, pursuing quality companies with either growth or value oriented characteristics. The Subadvisor intends to assemble a portfolio of securities diversified as to companies and industries. The Subadvisor generally expects that each economic sector within the Russell 2000® Index will be represented in the Fund’s portfolio. The Subadvisor may consider increasing or reducing the Fund’s investment in a particular industry in view of the Fund’s goal of achieving industry diversification.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is

6	Managers Investment Group

Summary of The Funds

not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund.
Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.
Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.
Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater volatility than fixed income investments.
Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
The performance information shown for the Fund’s Investor Class shares (formerly Class A shares of the GW&K Multi-Cap Equity Fund, which were reclassified and redesignated as of July 27, 2009) includes historical performance of the Fund for periods prior to July 27, 2009. As of July 27, 2009, the Fund changed its name from “GW&K Multi-Cap Equity Fund” to “GW&K Small Cap Equity Fund,” adopted the Fund’s current investment strategies, and began comparing its performance to the Russell 2000® Index. Prior to July 27, 2009, (and for the periods shown below other than periods beginning after July 27, 2009), the Fund focused on a multi-cap equity strategy.
The performance information for the Fund’s Investor Class shares in the bar chart and for periods prior to July 27, 2009 does not reflect the impact of the sales charges (loads) that were previously in effect.
Calendar Year Total Returns as of 12/31/12 (Investor Class)
Best Quarter: 18.47% (2nd Quarter 2003)
Worst Quarter: -21.37% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/12
GW&K Small Cap Equity Fund	1 Year	5 Years	10 Years	Since Inception
Investor Class Return Before Taxes	14.45%	4.58%	8.42%	6.79%
Investor Class Return After Taxes on Distributions	14.03%	4.40%	8.08%	—
Investor Class Return After Taxes on Distributions and Sale of Fund Shares	9.94%	3.90%	7.41%	—
Service Class Return Before Taxes				7/27/09
	14.74%	—	—	17.14%
Institutional Class Return Before Taxes				7/27/09
	14.90%	—	—	17.37%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)				7/27/09
	16.35%	3.56%	9.72%	6.86%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Service Class and Institutional Class shares will vary.
Portfolio Management
Investment Manager
Managers Investment Group LLC
Subadvisor
Gannett Welsh & Kotler, LLC ("GW&K")
Portfolio Managers
Daniel L. Miller, CFA
Partner and Director of Equities of GW&K; Portfolio Manager of the Fund since 07/09.

Managers Investment Group	7

Summary of The Funds

Jeffrey W. Thibault, CFA
Partner of GW&K; Portfolio Manager of the Fund since 07/09.
Buying and Selling Fund Shares
Initial Investment Minimum
Investor Class
Regular Account: $2,000
Individual Retirement Account: $1,000
Service Class
Regular Account: $100,000
Individual Retirement Account: $25,000
Institutional Class
Regular Account: $1,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Investor Class and Service Class (all accounts): $100
Institutional Class (all accounts): $1,000
Transaction Policies
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).
Managers
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Fund as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in the Fund) from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

8	Managers Investment Group

Summary of The Funds

GW&K Municipal Enhanced Yield Fund
Investment Objective
The investment objective of the GW&K Municipal Enhanced Yield Fund (the “Fund”) is to provide investors with a high level of current income that is exempt from federal income tax. Capital appreciation is also an objective, but is secondary to income.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Service Class	Institutional Class
Management Fee	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.42%	0.46%	0.25%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[2]	1.18%	0.97%	0.76%
Fee Waiver and Expense Reimbursements[3]	(0.11)%	(0.11)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2,3]	1.07%	0.86%	0.65%
1Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles. If extraordinary expenses had been included, Other Expenses would have been 0.43%, 0.47%, and 0.26%, respectively.
2The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
3 Managers Investment Group LLC (the “Investment Manager”) and Gannett Welsh & Kotler, LLC (“GW&K”) have contractually agreed, through at least May 1, 2014, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.64% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.14%, 0.89% and 0.64%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2014. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor Class	$109	$364	$638	$1,422
Service Class	$ 88	$298	$526	$1,180
Institutional Class	$ 66	$232	$412	$ 932
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.
Principal Investment Strategies
In pursuing its investment objective, which is a fundamental policy that may not be changed without shareholder approval, the Fund, under normal circumstances, invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar-denominated fixed income securities that are exempt from federal income tax. This policy is also fundamental and may not be changed without shareholder approval. In addition, up to 50% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, may be invested in securities that are subject to the federal alternative minimum tax.
The Fund may invest up to 35% of its total assets in unrated securities, and may invest up to 50% of its total assets in unrated securities and high yield securities. High yield securities (commonly known as “junk bonds”) are those securities that are rated below investment grade (i.e., rated below Baa/BBB by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s (“S&P”), respectively, or another nationally recognized statistical rating organization, or unrated but determined by GW&K, the Fund’s Subadvisor, to be of comparable credit quality). The Fund may invest in bonds of any maturity or duration and does not expect to target any specific range of maturity or duration. The Fund’s average weighted portfolio

Managers Investment Group	9

Summary of The Funds

maturity and duration will vary from time to time depending on the Subadvisor’s views on the direction of interest rates.
Although the Fund seeks to be diversified by geography and sector, the Fund may at times invest a significant portion of its assets in a particular state or region or in a particular sector due to market conditions. GW&K may also allocate a significant portion of the Fund to a specific segment of the municipal bond yield. In particular, the Fund often favors bonds with more than 10 years to maturity that offer higher yields. Presently, a significant portion of the Baa/BBB municipal security universe is composed of hospital bonds. Accordingly, hospital bonds currently, and may in the future, comprise a significant portion of the Fund’s portfolio.
Within limits, the Fund also may use certain derivatives (e.g., futures, options), which are investments whose value is determined by underlying securities, indices or reference rates.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund.
Credit and Counterparty Risk—the issuer of bonds or other debt securities or a counterparty to a derivatives contract may not be able to meet interest, principal or settlement payments or otherwise honor its obligations.
High Yield Risk—below-investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, and liquidity risk.
Inflation Risk—the price of an asset, or the income generated by an asset, may not keep up with the cost of living.
Interest Rate Risk—fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.
Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.
Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.
Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater volatility than fixed income investments.
Municipal Market Risk—factors unique to the municipal bond market may negatively affect the value of municipal bonds.
Prepayment Risk—many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.
Reinvestment Risk—investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.
Sector Risk—companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Hospital bonds currently, and may in the future, comprise a significant portion of the Fund’s portfolio. Unique risks of the hospital sector, including, but not limited to, rising costs, increase in the number of uninsured patients, and government intervention in the health care sector, may hinder issuers’ ability to service hospital bonds.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
The performance information shown in the bar chart is that of the Fund’s Institutional Class shares and includes historical performance of the Fund for periods prior to November 10, 2008, which was the date the Fund was reorganized from BNY Hamilton to Managers.
Calendar Year Total Returns as of 12/31/12 (Institutional Class)
Best Quarter: 13.28% (1st Quarter 2009)
Worst Quarter: -17.67% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/12
GW&K Municipal Enhanced Yield Fund	1 Year	5 Years	Since Inception
Investor Class Return Before Taxes			7/27/09
	13.80%	—	11.84%
Service Class Return Before Taxes			7/27/09
	13.90%	—	12.04%

10	Managers Investment Group

Summary of The Funds

Average Annual Total Returns as of 12/31/12 (continued)
GW&K Municipal Enhanced Yield Fund	1 Year	5 Years	Since Inception
Barclays Capital U.S. Municipal Bond BAA Index (reflects no deduction for fees, expenses, or taxes)			7/27/09
	9.80%	—	9.79%
Institutional Class Return Before Taxes			12/30/05
	14.13%	7.01%	5.27%
Institutional Class Return After Taxes on Distributions			12/30/05
	13.35%		13.38%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares			12/30/05
	10.81%		12.38%
Barclays Capital U.S. Municipal Bond BAA Index (reflects no deduction for fees, expenses, or taxes)			12/30/05
	9.80%	4.79%	4.07%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only, and after-tax returns for Investor Class and Service Class shares will vary.
Portfolio Management
Investment Manager
Managers Investment Group LLC
Subadvisor
Gannett Welsh & Kotler, LLC ("GW&K")
Portfolio Managers
Nancy G. Angell, CFA
Partner and Co-Director of Fixed Income of GW&K; Portfolio Manager of the Fund since 12/05.
John B. Fox, CFA
Partner and Co-Director of Fixed Income of GW&K; Portfolio Manager of the Fund since 12/05.
Martin R. Tourigny, CFA
Partner of GW&K; Portfolio Manager of the Fund since 12/05.
Brian T. Moreland, CFA
Vice President of GW&K; Portfolio Manager of the Fund since 10/06.
Buying and Selling Fund Shares
Initial Investment Minimum
Investor Class
Regular Account: $2,000
Individual Retirement Account: $1,000
Service Class
Regular Account: $100,000
Individual Retirement Account: $25,000
Institutional Class
Regular Account: $1,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Investor Class and Service Class (all accounts): $100
Institutional Class (all accounts): $1,000
Transaction Policies
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).
Managers
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes but may be subject to the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Managers Investment Group	11

Additional Information About the Funds

GW&K Municipal Bond Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s subadvisor in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund typically invests in a diversified portfolio of municipal bonds. Municipal bonds are debt obligations issued by a state, territory, or possession of the United States or a political subdivision, public instrumentality, agency or other governmental unit of such a state, territory, or possession (e.g., county, city, town, village, district or authority). Municipal bonds in which the Fund may invest include: general obligation notes and bonds; revenue bonds; housing bonds; tax and revenue authorization notes; short-term municipal notes, such as tax anticipation notes; tax-exempt commercial paper; private activity bonds, such as industrial development bonds; bond anticipation notes; revenue anticipation notes; and participations in pools of municipal obligations. The interest on certain of these municipal obligations may be subject to federal income tax and/or the federal alternative minimum tax, subject to the investment limits described above.
In selecting municipal bonds, the Subadvisor uses a bottom-up, research-driven process based on knowledge of creditworthiness and geographic diversification of issuers and market availability of municipal bonds. The Subadvisor typically invests for the long-term and seeks opportunities across the yield curve while retaining flexibility to react to interest rate shifts. Although the Fund invests nationally and seeks to be diversified by geography and sector, the Fund may at times invest a significant portion of its assets in a particular state or region or in a particular sector due to market conditions.
As a temporary defensive measure, the Fund may invest more than 20% of its net assets, plus the amount of borrowings for investment purposes, in taxable securities, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies, and cash or cash equivalents. Under such circumstances, the Fund may not achieve its investment objective.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Interested in the income potential of municipal bonds.
•	Seeking monthly income exempt from federal income tax.
•	Willing to accept short-term volatility of returns.
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Investor Class and Service Class shares are authorized to pay up to 0.25% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Barclays Capital 10-Year Municipal Bond Index. The information in the bar chart is for Service Class shares of the Fund. Investor Class and Institutional Class shares would have similar annual returns as Service Class shares because all of the classes are invested in the same portfolio of securities. However, because Investor Class and Institutional
PORTFOLIO MANAGERS
Nancy G. Angell, CFA
Partner,
Co-Director of Fixed Income
John B. Fox, CFA
Partner,
Co-Director of Fixed Income
Martin R. Tourigny, CFA
Partner
See “Fund Management” on pages 20-21 for more information on the portfolio managers.

12	Managers Investment Group

Additional Information About the Funds

GW&K Municipal Bond Fund (CONTINUED)
Class shares are subject to different expenses than Service Class shares, Investor Class and Institutional Class share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower.

Managers Investment Group	13

Additional Information About the Funds

GW&K Small Cap Equity Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s subadvisor in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Subadvisor utilizes fundamental research and bottom-up stock selection to identify small-cap companies with sustainable earnings growth in niche markets, and whose management is focused on enhancing value for shareholders. The Fund seeks to hold securities for the long term. The Fund aims to participate in rising markets and defend in down markets.
The Subadvisor focuses on quality small-cap companies with sound management and long-term sustainable growth regardless of style. In selecting companies for the Fund, the Subadvisor looks for firms with the following key attributes:
•	Experienced, tenured, high-quality management;
•	Business models that deliver consistent long-term growth;
•	Leading companies in attractive and defensible niche markets;
•	Strong financial characteristics; and
•	Appropriate valuation.
Various factors may lead the Subadvisor to consider selling a particular security, such as a significant change in the relevant company’s senior management or its products, a deterioration in its fundamental characteristics, if the company has corporate governance issues, or if the Subadvisor believes the security has become overvalued.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Looking to gain exposure to small-cap equities in your portfolio.
•	Seeking exposure to both growth and value oriented investments.
•	Seeking long-term capital appreciation.
•	Willing to accept short-term volatility of returns.
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Investor Class and Service Class shares are authorized to pay up to 0.25% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown, as represented by the performance of the Fund’s Investor Class shares (formerly Class A shares of the GW&K Multi-Cap Equity Fund, which were reclassified and redesignated as Investor
PORTFOLIO MANAGERS
Daniel L. Miller, CFA
Partner,
Director of Equities
Jeffrey W. Thibault, CFA
Partner
See “Fund Management” on pages 20-21 for more information on the portfolio managers.

14	Managers Investment Group

Additional Information About the Funds

GW&K Small Cap Equity Fund (CONTINUED)
Class shares of the Fund as of July 27, 2009), includes, for the periods prior to November 10, 2008, performance of the predecessor to the Fund, the BNY Hamilton Multi-Cap Equity Fund, a series of BNY Hamilton Funds, Inc. (the “Multi-Cap Predecessor Fund”), which was reorganized into the Fund on November 10, 2008, and was managed by GW&K with the same investment objective and substantially similar investment policies as those of the Fund, when it was managed as a multi-cap fund. The Fund’s past performance would have been different if the Fund were managed using the current investment strategies.
The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Investor Class shares of the Fund. Service Class and Institutional Class shares would have similar annual returns as Investor Class shares because all of the classes are invested in the same portfolio of securities. However, because Service Class and Institutional Class shares are subject to different expenses than Investor Class shares, Service Class and Institutional Class share performance varies. The performance information for Investor Class shares of the Fund in the bar chart and for periods prior to July 27, 2009 does not reflect the impact of the sales charges (loads) that were previously in effect. The performance information also reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower.

Managers Investment Group	15

Additional Information About the Funds

GW&K Municipal Enhanced Yield Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s subadvisor in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund typically invests in a diversified portfolio of municipal obligations. Municipal obligations are debt obligations issued by a state, territory, or possession of the United States or a political subdivision, public instrumentality, agency or other governmental unit of such a state, territory, or possession (e.g., county, city, town, village, district or authority). Municipal obligations in which the Fund may invest include: general obligation notes and bonds; revenue bonds; tax and revenue authorization notes; short-term municipal notes, such as tax anticipation notes; tax-exempt commercial paper; private activity bonds, such as industrial development bonds; bond anticipation notes; revenue anticipation notes; and participations in pools of municipal obligations. The interest on certain of these municipal obligations may be subject to federal income tax and/or the federal alternative minimum tax, subject to the investment limits described above.
The Subadvisor uses a research-driven process based on knowledge of creditworthiness and market availability in selecting bonds.
As a temporary defensive measure, the Fund may invest more than 20% of its net assets, plus the amount of any borrowings for investment purposes, in taxable securities, such as money market instruments and debt securities issued or guaranteed by the U.S. government or its agencies, and cash or cash equivalents. Under such circumstances, the Fund may not achieve its investment objective.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Interested in the income potential of municipal bonds.
•	Seeking monthly income exempt from federal income tax.
•	Willing to accept short-term volatility of returns.
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section because Investor Class and Service Class shares are authorized to pay up to 0.25% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown, as represented by the performance of the Fund’s Institutional Class shares, includes, for periods prior to November 10, 2008, performance of the predecessor to the Fund, the BNY Hamilton Municipal Enhanced Yield Fund, a series of BNY Hamilton Funds, Inc. (the “Municipal Enhanced Yield Predecessor Fund”), which was reorganized into the Fund on November 10, 2008, and was managed by GW&K with the same investment objective and substantially similar investment policies as those of the Fund.
The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Institutional Class shares of the Fund. Investor Class and
PORTFOLIO MANAGERS
Nancy G. Angell, CFA
Partner,
Co-Director of Fixed Income
John B. Fox, CFA
Partner,
Co-Director of Fixed Income
Martin R. Tourigny, CFA
Partner
Brian T. Moreland, CFA
Vice President
See “Fund Management” on pages 20-21 for more information on the portfolio managers.

16	Managers Investment Group

Additional Information About the Funds

GW&K Municipal Enhanced Yield Fund (CONTINUED)
Service Class shares would have similar annual returns as Institutional Class shares because all of the classes are invested in the same portfolio of securities. However, because Investor Class and Service Class shares are subject to different expenses than Institutional Class shares, Investor Class and Service Class share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower.

Managers Investment Group	17

Additional Information About the Funds

Summary of the Funds’ Principal Risks
This section presents more detailed information about each Fund’s risks as described in the summary section of the Fund’s Prospectus. The Funds may not be subject to all of the risks below, and not all Funds invest in the types of instruments mentioned. Please see the summary section of each Fund’s Prospectus for a description of the Fund’s risks and the types of instruments in which the Fund invests. All Funds could be subject to additional risks because the types of investments they make and market conditions may change over time.
All investments involve some type and level of risk. There is the risk that you will lose money on your investment. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Funds. In addition, the Funds are subject to management risk because they are actively managed investment portfolios. The Funds’ Subadvisor will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired result.
Credit and Counterparty Risk
(GW&K Municipal Bond Fund, GW&K Municipal Enhanced Yield Fund)
An issuer of bonds or other debt securities or a counterparty to a derivatives contract may not be able to meet interest, principal or settlement payments or otherwise honor its obligations. To the extent a Fund has significant exposure to a counterparty under a derivative contract, this risk may be particularly pronounced for the Fund. This risk of default for most debt securities is monitored by several nationally recognized statistical rating organizations such as Moody’s Investors Services, Inc. (“Moody’s”) and Standard & Poor’s Corporation (“S&P”). Even if the likelihood of default is low, changes in the perception of a company’s financial health will affect the valuation of its debt securities. Bonds or debt securities rated BBB/Baa by S&P/Moody’s, although investment grade, may have speculative characteristics because their issuers are more vulnerable to financial setbacks and economic pressures than issuers with higher ratings.
DERIVATIVES RISK
(GW&K Municipal Enhanced Yield Fund)
Derivatives, including options, futures and forwards, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The use of derivatives will involve costs, the risk of mispricing or improper valuation, and may result in losses or have the effect of accelerating the recognition of gain. As a general matter, when a Fund establishes certain derivative instrument positions, such as certain futures, options and forward contract positions, it will segregate liquid assets (such as cash, U.S. Treasury bonds or commercial paper) equivalent to the Fund’s outstanding obligations under the contract or in connection with the position. The use of derivatives may not succeed for various reasons, including unexpected changes in the value of the derivatives or the assets, rates or indices underlying them. Some derivatives are also subject to credit and counterparty risk in that a counterparty may fail to honor its contract terms, causing a loss for the Fund.
GROWTH STOCK RISK
(GW&K Small Cap Equity Fund)
Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general. Growth stocks may underperform value stocks during given periods.
HIGH YIELD RISK
(GW&K Municipal Enhanced Yield Fund)
Funds that invest in below-investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit and liquidity risk than a fund that does not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. These issuers may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers. If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment. Below-investment grade securities are more susceptible to sudden and significant price movements because they are generally more sensitive to adverse developments. Many below-investment grade securities are subject to legal or contractual restrictions that limit their resale at desired prices.
INFLATION RISK
(GW&K Municipal Bond Fund, GW&K Municipal Enhanced Yield Fund)
Inflation risk is the risk that the price of an asset, or income generated by an asset, will not keep up with the cost of living. Almost all financial assets have some inflation risk.
INTEREST RATE RISK
(GW&K Municipal Bond Fund, GW&K Municipal Enhanced Yield Fund)
Changes in interest rates can impact bond and debt security prices. As interest rates rise, the fixed coupon payments (cash flows) of debt securities become less competitive with the market and thus the price of the securities will fall. The longer into the future that these cash flows are expected, the greater the effect on the price of the security. The longer the maturity or duration, the higher the interest rate risk. Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal plus interest) for a bond, debt security or portfolio. It is used to evaluate such bond’s, debt security’s or portfolio’s interest rate sensitivity. For example, if interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund’s share price would rise by about 5%.
LIQUIDITY RISK
(All Funds)
Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid investments at the best prices. Investments in derivatives, non-U.S. investments, restricted

18	Managers Investment Group

Additional Information About the Funds

Summary of the Funds’ Principal Risks (CONTINUED)
securities, securities having small market capitalizations, and securities having substantial market and/or credit and counterparty risk tend to involve greater liquidity risk.
MARKET RISK
(All Funds)
Market prices of investments held by a Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The value of your investment could go up or down depending on market conditions. Equity investments generally have greater price volatility than fixed income investments. Since foreign investments trade on different markets, which have different supply and demand characteristics, their prices are not as closely linked to the U.S. markets. Foreign securities markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions. Derivatives involve the risk that changes in their value may not correlate perfectly with their underlying assets, rates, or indices.
MUNICIPAL MARKET RISK
(GW&K Municipal Bond Fund, GW&K Municipal Enhanced Yield Fund)
Factors unique to the municipal bond market may negatively affect the value of a Fund’s investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. A Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others. In addition, the municipal bond market, or portions thereof, may experience increased volatility or become distressed, and individual bonds may go into default, which would lead to heightened risks of investing in municipal bonds generally. Such defaults may occur, for example, when municipalities that have issued bonds are not able to meet interest or principal payments when such payments come due. Even if the likelihood of default by particular municipalities is low, changes in the perception of the financial health of the municipal market as a whole or in part may affect the valuation of debt securities held by the Fund.
Some municipal obligations carry additional risk. For example they may be difficult to trade or interest payments may be tied only to a specific stream of revenues. Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for the Fund to sell the security at the time and the price that normally prevails in the market.
PREPAYMENT RISK
(GW&K Municipal Bond Fund, GW&K Municipal Enhanced Yield Fund)
Many bonds and other fixed income securities have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage-backed and asset-backed securities, which can be paid back at any time. Typically, debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of security holders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.
REINVESTMENT RISK
(GW&K Municipal Bond Fund, GW&K Municipal Enhanced Yield Fund)
As debtors pay interest or return capital to investors, there is no guarantee that investors will be able to reinvest these payments and receive rates equal to or better than their original investment. If interest rates fall, the rate of return available to reinvested money will also fall. For example, purchasers of a 30-year, 5% coupon bond can anticipate that they will receive a 5% return on their original capital, but unless they can reinvest all of the interest receipts at or above 5%, the total return over 30 years will be below 5%. The higher the coupon and prepayment risk, the higher the reinvestment risk. An investor who plans on spending (as opposed to reinvesting) the income generated by his portfolio is less likely to be concerned with reinvestment risk and more likely to be concerned with inflation and interest rate risk than is an investor who will be reinvesting all income.
SECTOR RISK
(GW&K Municipal Enhanced Yield Fund)
Companies that are in similar industry sectors may be similarly affected by particular economic or market events. As a result, the Fund’s performance could be more volatile than the performance of a fund that is more diversified across industry sectors. Because hospital bonds currently, and may in the future, comprise a significant portion of the Fund’s investments, the Fund is subject to certain unique risks of the hospital sector. Rising costs of medical equipment and services, government intervention and efforts to reform the healthcare system and cuts in reimbursement programs such as Medicaid, and an increase in uninsured patients during economic downturns who are unable to pay for care, among other things, could decrease revenue and hinder an issuer’s ability to service principal and interest obligations under its hospital bonds.
SMALL-CAPITALIZATION STOCK RISK
(GW&K Small Cap Equity Fund)
The stocks of small-capitalization companies involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less

Managers Investment Group	19

Additional Information About the Funds

Summary of the Funds’ Principal Risks (CONTINUED)
competitive strength than larger companies. A fund that invests in small-capitalization companies may underperform other stock funds (such as medium- and large-company stock funds) when stocks of small-capitalization companies are out of favor.
VALUE STOCK RISK
(GW&K Small Cap Equity Fund)
Value stocks present the risk that a stock may decline or never reach what the Subadvisor believes is its full market value, either because the market fails to recognize what the Subadvisor considers to be the company’s true business value or because the Subadvisor’s assessment of the company’s prospects is wrong. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. Value stocks may underperform growth stocks during given periods.
Other Important Information About the Funds and their Investment Strategies and Risks
In addition to the principal investment strategies described in this Prospectus, the Funds may also make other types of investments, and, therefore, may be subject to other risks. Some of these risks are described in the Funds' Statement of Additional Information dated April 29, 2013, as supplemented from time to time (the “SAI”).
INVESTMENT OBJECTIVES
The GW&K Municipal Bond Fund’s and the GW&K Small Cap Equity Fund’s investment objectives may be changed without shareholder approval. The GW&K Municipal Enhanced Yield Fund’s investment objective is a fundamental policy and may not be changed without shareholder approval.
TEMPORARY DEFENSIVE MEASURES
Each Fund may, from time to time, take a temporary defensive position that is inconsistent with its principal investment strategies. When the Subadvisor believes a temporary defensive position is necessary, the GW&K Small Cap Equity Fund may invest any amount of its net assets in money market securities, cash or cash equivalents, and the GW&K Municipal Bond Fund and the GW&K Municipal Enhanced Yield Fund may invest any amount of its net assets in taxable securities, such as money market securities and debt securities issued or guaranteed by the U.S. government or its agencies, and cash or cash equivalents. Taking a defensive position might prevent each Fund from achieving its investment objective.
Portfolio Turnover
As described in each Fund’s summary section of this Prospectus, each Fund may sell any security when it believes the sale is in the Fund’s best interest. This may result in active and frequent trading of portfolio securities which can increase the portfolio turnover. A portfolio turnover rate greater than 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the previous one-year period. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.
PORTFOLIO HOLDINGS
A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds' SAI, which is available on the Funds' Web site at www.managersinvest.com.
Fund Management
Each Fund is a series of Managers AMG Funds, a Massachusetts business trust (the “Trust”). The Trust is part of the Managers Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.
The Investment Manager, located at 800 Connecticut Avenue, Norwalk, Connecticut 06854, is a subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 600 Hale Street, Prides Crossing, Massachusetts 01965. The Investment Manager serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadvisor to the Funds. Managers Distributors, Inc. (“MDI” or the “Distributor”), a wholly owned subsidiary of the
Investment Manager, serves as the Funds’ distributor. Except for distribution and service (12b-1) fees paid by the Funds, the Distributor receives no other compensation from the Funds for its services as distributor.
GW&K, the Subadvisor to the Funds, has day-to-day responsibility for managing the Funds’ portfolios and has managed the GW&K Small Cap Equity Fund and the Multi-Cap Predecessor Fund (and its predecessor fund) since inception in 1996, the GW&K Municipal Enhanced Yield Fund and the Municipal Enhanced Yield Fund Predecessor Fund since inception in 2005, and the GW&K Municipal Bond Fund since its inception in 2009. GW&K, located at 222 Berkeley Street, Boston, MA 02116, has advised individual and institutional clients since 1974 and, as of December 31, 2012,

20	Managers Investment Group

Additional Information About the Funds

Fund Management (CONTINUED)
had assets under management of approximately $17.06 billion. AMG indirectly owns a majority interest in GW&K.
GW&K MUNICIPAL BOND FUND
Nancy Angell, CFA, John Fox, CFA, and Martin Tourigny, CFA are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, share equal portfolio management responsibilities in respect of the Fund, and have jointly managed the Fund since its inception in 2009. Ms. Angell joined GW&K in 1984, and she has been a Partner since October 2008 and a Senior Vice President since 1991. Mr. Fox joined GW&K in 1990, and he has been a Partner since October 2008 and a Senior Vice President since 2002. Ms. Angell and Mr. Fox serve as Co-Directors of the firm’s Fixed Income department, each having served in that role since 2002. Mr. Tourigny joined GW&K in 1994, and has been a Partner since June 2011 and was previously a Vice President since 1998.
The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.35% of the average daily net assets of the Fund. The Investment Manager, in turn, pays GW&K a portion of this fee for its services as Subadvisor. Under a separate Administration and Shareholder Servicing Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives compensation from the Fund for these services in an amount up to 0.25% of each class's average daily net assets.
GW&K SMALL CAP EQUITY FUND
Daniel L. Miller, CFA and Jeffrey W. Thibault, CFA are the portfolio managers jointly and primarily responsible for the day-to-day management of the Small Cap Equity Fund’s portfolio, and have managed the Fund since July 27, 2009. Mr. Miller joined GW&K in December 2008 as Partner and Director of Equities, responsible for overseeing all aspects of GW&K’s equity group, including portfolio management, research and trading. Mr. Miller spent 21 years at Putnam Investments, where he was Chief Investment Officer for the Specialty Growth Group from 1996 to 2004. After retiring from Putnam Investments in 2004, Mr. Miller worked as an investment consultant and financial consultant for various companies from 2004 to 2008, until he joined GW&K. Mr. Thibault has been a Partner since September 2011 and was previously a Vice President for more than five years and portfolio manager for GW&K’s Small Cap Equity and Small/Mid Cap Equity Strategies since November 2004.
The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.75% of the average daily net assets of the Fund. The Investment Manager, in turn, pays GW&K all of this fee for its services as Subadvisor. Under a separate Administration and Shareholder Servicing Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives compensation from the Fund for these services in an amount up to 0.25% of each class’s average daily net assets.
GW&K MUNICIPAL ENHANCED YIELD FUND
Nancy G. Angell, CFA, John B. Fox, CFA, Martin R. Tourigny, CFA, and Brian T. Moreland, CFA are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, share equal portfolio management responsibilities in respect of the Fund, and have jointly managed the Fund and the Municipal Enhanced Yield Predecessor Fund since its inception in 2005 (October 2006 in the case of Mr. Moreland). Ms. Angell joined GW&K in 1984, and she has been a Partner since 2008 and a Senior Vice President since 1991. Mr. Fox joined GW&K in 1990, and he has been a Partner since 2008 and a Senior Vice President since 2002. Ms. Angell and Mr. Fox serve as Co-Directors of the firm’s Fixed Income department, each having served in that role since 2002. Mr. Tourigny joined GW&K in 1994, and has been a Partner since January 2011 and was previously a Vice President since 1998. Mr. Moreland joined GW&K as an Operations Specialist in 1998, and joined the Municipal Bond investment team in 1999. He has been a Vice President since 2006 and served as Assistant Vice President of GW&K from 2002 to 2006.
The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.50% of the average daily net assets of the Fund. The Investment Manager, in turn, pays GW&K all of this fee for its services as Subadvisor. Under seperate Administration and Shareholder Servicing Agreement with the Fund the Investment Manager provides a variety of administrative services to the Fund and receives compensation from the Fund for these services.
ADDITIONAL INFORMATION
Additional information regarding other accounts managed by the Funds’ portfolio managers, and their compensation and ownership of Fund shares, is available in the Funds’ SAI.
A discussion regarding the basis for the Trust’s Board of Trustees approving the Investment Management Agreement with respect to the Funds between the Trust and the Investment Manager and the Subadvisory Agreements between the Investment Manager and the Funds’ Subadvisor is available in the Funds’ Semi-Annual Report to shareholders for the period ended June 30.

Managers Investment Group	21

Shareholder Guide

Your Account
You may invest in the Fund by purchasing Investor Class, Service Class, or Institutional Class shares. Each class of shares is subject to different types and levels of expenses and minimum initial investment amounts, as described below.
The Investor Class shares of each Fund are subject to the expenses of a 12b-1 plan of distribution adopted by the Board of Trustees, and each class of shares also bears shareholder servicing fees in different amounts. Because each class bears fees and expenses in different amounts, the net asset value (the “NAV”) per share of the three classes may differ. Investor Class shares are expected to have lower total returns than Service Class shares and Institutional Class shares, and Service Class shares are expected to have lower total returns than Institutional Class shares. In all other material respects, the Investor Class shares, Service Class shares, and Institutional Class shares are the same, each share representing a proportionate interest in the Fund. Each class of shares of a fund is subject to a minimum initial investment amount, as described on page 26.
Your purchase or redemption of Fund shares is based on each class’s share price. The price at which you purchase and redeem your shares is based on the NAV per share next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV per share of each class of shares of a Fund is equal to the class’s net worth (assets minus liabilities) divided by the number of shares outstanding for that class. The NAV for each class is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York time. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also receive that day’s offering price provided that the purchase orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m.
Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Foreign securities may trade on days when a Fund is not open for business, thus affecting the value of a Fund’s assets on days when Fund shareholders may not be able to buy or sell Fund shares.
FAIR VALUE POLICY
Each Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the Board of Trustees. Each Fund uses the fair value of a portfolio investment to calculate its NAV when, for example:
•	Market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed;
•	Trading in a portfolio investment is suspended and has not resumed before the Fund calculates NAV;
•	A significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and when the Fund calculates NAV;
•	An investment’s price has remained unchanged over a period of time (often referred to as a “stale price”); or
•	The Investment Manager determines that a market quotation is inaccurate.
Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates NAV. In accordance with procedures approved by the Board of Trustees, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments.
Each Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value.
An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Funds' fair value procedures.

22	Managers Investment Group

Shareholder Guide

Choosing a Share Class
Investors can choose among three share classes when investing in the Funds:
•	Investor Class
•	Service Class
•	Institutional Class
The classes differ in the way that they deal with Fund expenses. When choosing a share class, it is important to consider these three factors:
•	The amount you plan to invest;
•	Your investment objectives; and
•	The expenses and charges for the class.
We recommend that you discuss your investment goals and choices with your financial professional to determine which share class is right for you.
Investor Class Shares
The GW&K Small Cap Equity Fund’s Class A shares were redesignated as Investor Class shares as of July 27, 2009. Investor Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases each Fund’s shares at the Investor Class’s NAV. Shareholders may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” on this page for more information on shareholder servicing fees paid to financial intermediaries. Shareholders of Investor Class shares also pay distribution
(12b-1) fees of 0.25%. See “Distribution and Service (12b-1) Fees” on this page for more information.
Service Class Shares
Service Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Service Class’s NAV. Shareholders may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” on this page for more information on shareholder servicing fees paid to financial intermediaries. The Service Class shares do not pay distribution (12b-1) fees.
Institutional Class Shares
Institutional Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Institutional Class’s NAV. Shareholders do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” on this page for more information on shareholder servicing fees paid to financial intermediaries. The Institutional Class shares do not pay distribution (12b-1) fees.
Investing Through an Intermediary
If you invest through a third party such as a bank, broker-dealer, trust company or other financial intermediary, rather than directly with the Funds, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. The Funds may also participate in programs with national brokerage firms that limit a shareholder’s transaction fees, and the Investor Class and Service Class may pay fees to these firms in return for shareholder servicing provided by these programs to shareholders. The shareholder servicing fees are paid out of the assets of each of the Investor Class and Service Class on an ongoing basis and will increase the cost to shareholders who invest in Investor Class and Service Class shares. These payments may provide the intermediary with an incentive to favor sales of shares of a Fund over other investment options.
The Investment Manager and/or the Distributor may pay compensation (directly and not as an expense of a Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. This compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of a Fund over other investment options. Any such payments will not change the NAV or the price of a Fund’s shares.
Distribution and Service (12b-1) Fees
The Funds have adopted a Distribution and Service Plan (12b-1 Plan) for the Investor Class that allows the Funds to pay fees for selling and distributing Investor Class shares and for providing service to shareholders in the Investor Class. The 12b-1 fees are paid to the Distributor to cover the Investor Class’s sales, marketing, and promotional expenses. Because 12b-1 fees are deducted from

Managers Investment Group	23

Shareholder Guide

Distribution and Service (12b-1) Fees (CONTINUED)
the net assets of the Investor Class on an ongoing basis, they increase the cost of your investment the longer you hold it, and will result in lower total returns and may end up costing you more than other types of sales charges.
Transaction Policies
OPENING YOUR ACCOUNT
You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Funds with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.
BUYING AND SELLING Fund SHARES
You may buy shares of the Funds once you set up an account. You also may buy additional shares or sell your shares any day the NYSE is open for business. When you buy or sell Fund shares, the price is the NAV per share that is calculated after we receive your order in proper form. Each class’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.
PROCESSING ORDERS
If you sell shares in the Funds, the Funds will send your check to the address we have on file for your account. A request to send a check to any other address or a third-party requires a signature medallion guarantee. If the sale of your shares follows a purchase by check, the Funds may hold the proceeds of your sale for up to 15 calendar days to ensure that the check has cleared. Automated Clearing House (“ACH”) transactions are also subject to a 15 calendar day holding period.

24	Managers Investment Group

Shareholder Guide

How to Buy or Sell Shares

	If you wish to open an account and buy shares*...	If you wish to add shares to your account*...	If you wish to sell shares*,†...
Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional
On your own: By mail	Complete the account application, then mail the application and a check payable to Managers to: Managers c/o BNY Mellon Investment Servicing (US) Inc. PO Box 9769 Providence, RI 02940-9769	Send a letter of instruction and a check payable to Managers to:
Managers
c/o BNY Mellon Investment Servicing (US) Inc.
PO Box 9769
Providence, RI 02940-9769
(Include your account number and
fund name on your check)	Write a letter of instruction containing:
• Name of the Fund
• Dollar amount or number of
shares you wish to sell
• Your name
• Your account number
• Signatures of all account owners
Mail your letter to:
Managers
c/o BNY Mellon Investment
Servicing (US) Inc.
PO Box 9769
Providence, RI 02940-9769
By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539. Telephone redemptions are available only for redemptions of less than $50,000 for Investor Class shares and Service Class shares and $250,000 for Institutional Class shares.
Over the Internet	Not available	If your account has already been established and ACH banking instructions are on file, go to our Web site at www.managersinvest.com	Go to our Web site at
www.managersinvest.com. Internet redemptions are available only for redemptions of less than $50,000 for Investor Class shares and Service Class shares and $250,000 for Institutional Class shares.
By bank wire	Call us at 800.548.4539 for instructions	Call us at 800.548.4539 for instructions	Available if bank wire instructions are on file for your account
*	Please indicate which class of shares you are buying or selling when you place your order.
†	Redemptions of $50,000 and over for Investor Class and Service Class shares and $250,000 and over for Institutional Class shares require a medallion signature guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee Program recognized by the Securities Transfer Association (STA). Telephone and Internet redemptions are available only for redemptions that are below $50,000 for Investor Class shares and Service Class shares and below $250,000 for Institutional Class shares.

Managers Investment Group	25

Shareholder Guide

How to Buy or Sell Shares (CONTINUED)
INVESTMENT MINIMUMS
Your cash investments in the Fund must be in U.S. dollars. We do not accept third-party or “starter” checks.
Share Class	Initial Investment	Additional Investments
Investor Class:
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100
Service Class:
• Regular Accounts	$100,000	$100
• Individual Retirement Accounts	$25,000	$100
Institutional Class:
• Regular Accounts	$1,000,000	$1,000
• Individual Retirement Accounts	$50,000	$1,000

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and Trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members; current or retired officers, directors, and employees of AMG and certain participating affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in-law, daughters/sons-in-law, nieces, nephews, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, a Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

OTHER PURCHASE INFORMATION
Subject to the approval of the Trust and in accordance with the Trust’s policies and procedures, an investor may purchase shares of a Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable and determined in accordance with the Trust’s valuation policies. These transactions will be effected only if the Investment Manager or the Subadvisor intends to retain the security in a Fund as an investment. Assets purchased by a Fund in such transactions will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.
SIGNATURE GUARANTEE
If you are selling $50,000 or more worth of Investor Class, Service Class shares or $250,000 or more worth of Institutional Class shares, you will need to provide a Fund with a medallion guarantee, an imprint that verifies the authenticity of your signature. The medallion program offers shareholders added protection because it guarantees that the person who signs the transaction request is the actual shareholder or legally authorized representative.
We accept medallion imprints only from a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. A notary public cannot provide a signature guarantee.
UNAUTHORIZED TRANSACTIONS
The Funds are not responsible for any losses due to unauthorized transactions as long as the Funds follow reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone or the Internet, call the Funds at 800.548.4539 for instructions.
LIMITATIONS ON THE FUNDS
The Funds may restrict or limit certain transactions, including, but not limited to, the following examples:
•	Redeem your account if its value (i) falls below $500 (or $25,000 for Institutional Class shares) due to redemptions you make, or (ii) is below $100, but not until after the Funds give you at least 60 days’ notice and the opportunity to reestablish your account balance;
•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the Securities Exchange Commission restricts trading;
•	Change the minimum required investment amounts;
•	Delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions;
•	Make a redemption-in-kind, a payment in portfolio securities instead of in cash;
•	Refuse a buy order for any reason, including your failure to submit a properly completed application;

26	Managers Investment Group

Shareholder Guide

How to Buy or Sell Shares (CONTINUED)
•	Refuse an exchange request for any person or group if a Fund determines that the request could adversely affect the Fund, for example, if the person or group has engaged in excessive trading. (See “Limiting Trades” on this page) This determination is at the Investment Manager’s discretion, based on a case-by-case analysis consistent with the Trust’s policies and procedures regarding frequent trading; and
•	End or limit the exchange privilege policy after giving 60 days’ advance notice to shareholders or impose fees in connection with exchanges or sales.
FREQUENT TRADING POLICY
The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Funds, commonly referred to as “market timing.” These activities may disrupt management of the Funds' portfolios, increase the Funds' expenses, and have a negative impact on the Funds' performance. There may be additional risks due to frequent trading activities.
Monitoring Trades
To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Funds' transfer agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Managers Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notifies the Funds' transfer agent of any restriction and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.
Limiting Trades
The Funds may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Funds and their shareholders. Transactions accepted by a financial intermediary that violate the Funds' frequent trading policies are not considered to be acceptable by the Funds, and the Funds may reject them on the next business day after the financial intermediary has received them.
Although the Funds use reasonable efforts to prevent market timing activities in the Funds, their efforts may not always succeed. For example, although the Funds strive to apply these policies and procedures uniformly to all accounts, the Funds receive certain purchase, exchange, and redemption orders through financial intermediaries that maintain omnibus accounts with the Funds. Although the Funds have attempted to put safeguards in place to ensure that financial intermediaries have implemented procedures designed to deter market timing, the Funds' ability to detect frequent trading activities by investors who hold shares through omnibus accounts at financial intermediaries will still be limited by the ability of the Funds and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.
Investor Services
AUTOMATIC INVESTMENTS
You may arrange to make automatic deductions at regular intervals from a designated bank account.
AUTOMATIC REINVESTMENT PLAN
This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of the Funds.
AUTOMATIC REDEMPTIONS
With this feature, you can easily redeem a set amount each month from your account. You may make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Funds will complete the redemption on the next business day.
RETIREMENT PLANS
You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.
EXCHANGE PRIVILEGES
To enhance your investment flexibility, we allow you to exchange your shares of the Funds for the same class of shares of other funds managed by the Investment Manager or for shares of other funds managed by the Investment Manager that are not subject to a sales charge (load). Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition to exchanging into other Managers funds described above, you also may exchange your shares of the Funds through Managers for shares in the Agency share class of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”). In addition, the following restrictions apply:
•	Except for the JPMorgan Fund, the value of the shares exchanged must meet the minimum purchase requirement of the fund and class for which you are exchanging them. There is no minimum purchase requirement to exchange into the JPMorgan Fund.
•	There is no fee associated with the exchange privilege; however, your exchange may result in tax consequences. For details, see “Taxability of Transactions” on page 29.

Managers Investment Group	27

Shareholder Guide

Investor Services (CONTINUED)
•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.
You can request your exchange in writing, by telephone (if elected on the application), by Internet, or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.
Be sure to read the prospectus of any fund that you are considering for an exchange. Subject to the restrictions above, when you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Funds may discontinue, alter, or limit the exchange privileges at any time, subject to applicable law.
ACCOUNT STATEMENTS
The Funds will send you quarterly and yearly statements with details about your account activity. The Funds will also send you a Form 1099-DIV annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from your account. In addition, you will receive a confirmation after each trade execution.
COST BASIS REPORTING
Upon the redemption or exchange of your shares in a Fund, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary, generally will be required to provide you and the IRS with cost basis information. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please see http://investor.managersinvest.com/home.html or contact the Funds at 800.548.4539, or consult your financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.
DIVIDENDS AND DISTRIBUTIONS
The GW&K Small Cap Equity Fund normally declares and pays any income dividends and net capital gain distributions, if any, annually in December. The GW&K Municipal Bond Fund and the GW&K Municipal Enhanced Yield Fund normally declare and pay any income dividends monthly and declare and pay net capital gain distributions, if any, annually in December. Most investors have their dividends and distributions reinvested in additional shares, and the Funds will do this automatically unless you request otherwise. You may also change your election at any time by giving the Funds written notice at least 10 days before the scheduled payment date.
CHANGES TO YOUR ACCOUNT
The Funds will mail correspondence and other materials to the address on file for you. Please notify the Funds immediately of any changes to your address or to other information that might affect your account.
Certain Federal Income Tax Information
The following tax information is a general summary of certain U.S. federal income tax consequences applicable to an investment in the Funds under the Internal Revenue Code of 1986, as amended and as in effect as of the date of this Prospectus. A more detailed tax discussion is provided in the SAI. The Funds do not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-deferred retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under U.S. federal income tax laws. You should consult a tax advisor about the U.S. federal, state, local, and foreign tax consequences to you of your investment in the Funds based on your particular circumstances.
Each Fund has elected and intends to qualify and be treated each taxable year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and consequently a reduction in income available for distribution to shareholders.
TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS
For U.S. federal income tax purposes, distributions of investment income (other than exempt-interest dividends, discussed below), whether reinvested or taken as cash, are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long each Fund owned or is considered to have owned the investments that generated them, rather than how long you have owned your shares.
•	Distributions from the sale of investments that a Fund owns or is considered to have owned for more than one year and that are properly reported by the Fund as capital gain dividends are treated as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates.
•	Distributions from the sale of investments that a Fund owns or is considered to have owned for one year or less are taxable to you as ordinary income.
•	Properly reported distributions of “qualified dividend income” are taxable to you at the rate that applies to net capital gains, provided that both you and the Fund meet certain holding period and other requirements.

28	Managers Investment Group

Shareholder Guide

Certain Federal Income Tax Information (CONTINUED)
•	Distributions that are properly reported as exempt-interest dividends are exempt from U.S. federal income tax, but may be subject to federal alternative minimum tax.
•	Effective for taxable years beginning on or after January 1, 2013, a new 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends but excluding any exempt-interest dividends, and net capital gains recognized on the sale, redemption or exchange of shares of a Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.
•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.
Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws are not taxable. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. You should consult your tax advisor to determine the suitability of a Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan.
TAXABILITY OF TRANSACTIONS
Any gain or loss that results from the sale, exchange (including an exchange of a Fund's shares for shares of another fund) or redemption of your shares will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.
OTHER TAX MATTERS
Certain of a Fund’s investments, including certain debt instruments and derivatives, could affect the amount, timing and character of distributions you receive and could cause a Fund to recognize taxable income in excess of the cash generated by such investments (which may require the Fund to liquidate other investments in order to make required distributions). Please see the SAI for more detailed tax information.
TAX WITHHOLDING
To avoid back-up withholding of U.S. income taxes on distributions or sale proceeds, federal law requires you to:
•	Provide your Social Security Number (“SSN”) or other taxpayer identification number (“TIN”);
•	Certify that your SSN or TIN is correct; and
•	Certify that you are not subject to back-up withholding.
In addition, the Funds must also withhold taxes on distributions and sale proceeds if the IRS notifies the Funds that the SSN or TIN you provided is incorrect, or the IRS notifies the Funds that you have failed to properly report certain interest and dividend income.

Managers Investment Group	29

THIS PAGE INTENTIONALLY LEFT BLANK

Financial Highlights

The following tables are intended to help you understand each Fund’s financial performance for the past five years. The GW&K Small Cap
Equity Fund’s Investor Class shares’ (formerly Class A shares of the GW&K Multi-Cap Equity Fund) and the GW&K Municipal Enhanced Yield Fund’s Institutional Class shares’ recent past financial performance is based on the financial information of the BNY Hamilton Multi-Cap Equity Fund and BNY Hamilton Municipal Enhanced Yield Fund, each a former series of BNY Hamilton Funds, Inc. (collectively the “Predecessor Funds”). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information presented prior to 2008 has been audited and reported on by the Predecessor Funds’ independent registered public accountants. The information subsequent to 2008 has been audited and reported on by PricewaterhouseCoopers LLP, the Funds’ auditor whose report is included in the Funds’ Annual Report which is available upon request.
GW&K Municipal Bond Fund Investor Class	For the year ended December 31,			For the period ended December 31, 2009**
	2012	2011	2010
Net Asset Value, Beginning of Period	$11.21	$10.29	$10.27	$10.00
Income from Investment Operations:
Net investment income[3]	0.20	0.27	0.31	0.15
Net realized and unrealized gain on investments[3]	0.38	0.97	0.09	0.33
Total from investment operations	0.58	1.24	0.40	0.48
Distributions to Shareholders from:
Net investment income	(0.19)	(0.27)	(0.31)	(0.15)
Net realized gain on investments	(0.08)	(0.05)	(0.07)	(0.06)
Total distributions to shareholders	(0.27)	(0.32)	(0.38)	(0.21)
Net Asset Value, End of Period	$11.52	$11.21	$10.29	$10.27
Total Return[1]	5.27% [6]	12.16%	3.89%	4.79% [11]
Ratio of net expenses to average net assets	0.80% [10]	0.81%	0.75%	0.59% [12]
Ratio of net investment income to average net assets[1]	1.71%	2.46%	2.91%	2.93% [12]
Portfolio turnover	39%	26%	22%	13% [11]
Net assets at end of period (000’s omitted)	$22,726	$8,777	$2,856	$850
Ratios absent expense offsets:2
Ratio of total expenses to average net assets	1.18%	1.34%	1.45%	2.31% [12]
Ratio of net investment income to average net assets	1.33%	1.93%	2.21%	1.21% [12]

Managers Investment Group	31

Financial Highlights

GW&K Municipal Bond Fund Service Class	For the year ended December 31,			For the period ended December 31, 2009**
	2012	2011	2010
Net Asset Value, Beginning of Period	$11.23	$10.30	$10.28	$10.00
Income from Investment Operations:
Net investment income[3]	0.23	0.30	0.33	0.16
Net realized and unrealized gain on investments[3]	0.38	0.97	0.09	0.33
Total from investment operations	0.61	1.27	0.42	0.49
Distributions to Shareholders from:
Net investment income	(0.22)	(0.29)	(0.33)	(0.15)
Net realized gain on investments	(0.08)	(0.05)	(0.07)	(0.06)
Total distributions to shareholders	(0.30)	(0.34)	(0.40)	(0.21)
Net Asset Value, End of Period	$11.54	$11.23	$10.30	$10.28
Total Return[1]	5.53%	12.52%	4.05%	4.89% [11]
Ratio of net expenses to average net assets	0.55% [10]	0.54%	0.55%	0.54% [12]
Ratio of net investment income to average net assets[1]	1.97%	2.80%	3.13%	2.98% [12]
Portfolio turnover	39%	26%	22%	13% [11]
Net assets at end of period (000’s omitted)	$35,444	$22,705	$15,032	$12,752
Ratios absent expense offsets:2
Ratio of total expenses to average net assets	0.93%	1.09%	1.25%	2.26% [12]
Ratio of net investment income to average net assets	1.59%	2.25%	2.43%	1.26% [12]

32	Managers Investment Group

Financial Highlights

GW&K Municipal Bond Fund Institutional Class	For the year ended December 31,			For the period ended December 31, 2009**
	2012	2011	2010
Net Asset Value, Beginning of Period	$11.26	$10.33	$10.31	$10.00
Income from Investment Operations:
Net investment income[3]	0.25	0.30	0.35	0.17
Net realized and unrealized gain on investments[3]	0.40	0.99	0.09	0.36
Total from investment operations	0.65	1.29	0.44	0.53
Distributions to Shareholders from:
Net investment income	(0.25)	(0.31)	(0.35)	(0.16)
Net realized gain on investments	(0.08)	(0.05)	(0.07)	(0.06)
Total distributions to shareholders	(0.33)	(0.36)	(0.42)	(0.22)
Net Asset Value, End of Period	$11.58	$11.26	$10.33	$10.31
Total Return[1]	5.80% [6]	12.71% [6]	4.27% [6]	5.31% [6,11]
Ratio of net expenses to average net assets	0.35% [10]	0.34%	0.34%	0.34% [12]
Ratio of net investment income to average net assets[1]	2.15%	2.79%	3.31%	3.18% [12]
Portfolio turnover	39%	26%	22%	13% [11]
Net assets at end of period (000’s omitted)	$121,609	$32,019	$1,180	$231
Ratios absent expense offsets:2
Ratio of total expenses to average net assets	0.73%	0.83%	1.04%	2.06% [12]
Ratio of net investment income to average net assets	1.77%	2.30%	2.61%	1.46% [12]

Managers Investment Group	33

Financial Highlights

GW&K Small Cap Equity Fund Investor Class	For the year ended December 31,
	2012	2011	2010	2009	2008 #
Net Asset Value, Beginning of Year	$15.87	$15.64	$12.05	$9.10	$15.01
Income from Investment Operations:
Net investment income (loss)	0.14 [3,4]	(0.02) [3]	0.01 [3]	0.09 [3]	0.12
Net realized and unrealized gain (loss) on investments	2.15 [3]	0.25 [3]	3.58 [3]	2.86 [3]	(5.66)
Total from investment operations	2.29	0.23	3.59	2.95	(5.54)
Distributions to Shareholders from:
Net investment income	(0.08)	—	(0.00) [5]	—	(0.12)
Net realized gain on investments	(0.36)	—	—	—	(0.25)
Total distributions to shareholders	(0.44)	—	(0.00) [5]	—	(0.37)
Net Asset Value, End of Year	$17.72	$15.87	$15.64	$12.05	$9.10
Total Return[1]	14.45%	1.47%	29.81%	32.42% [6]	(37.34)% [6]
Ratio of net expenses to average net assets	1.41% [7]	1.39%	1.42%	1.22%	1.20%
Ratio of net investment income (loss) to average net assets[1]	0.78%	(0.14)%	0.07%	1.02%	0.97%
Portfolio turnover	14%	25%	19%	109%	33%
Net assets at end of year (000’s omitted)	$14,707	$3,349	$1,914	$1,260	$32,052
Ratios absent expense offsets:2
Ratio of total expenses to average net assets	1.62%	1.71%	1.84%	1.70%	1.36%
Ratio of net investment income (loss) to average net assets	0.57%	(0.46)%	(0.35)%	0.55%	0.81%

34	Managers Investment Group

Financial Highlights

GW&K Small Cap Equity Fund Service Class	For the year ended December 31,			For the period ended December 31, 2009*
	2012	2011	2010
Net Asset Value, Beginning of Period	$15.85	$15.59	$12.01	$10.65
Income from Investment Operations:
Net investment income[3]	0.06 [4]	0.01	0.04	0.02
Net realized and unrealized gain on investments[3]	2.26	0.25	3.56	1.42
Total from investment operations	2.32	0.26	3.60	1.44
Distributions to Shareholders from:
Net investment income	(0.08)	—	(0.02)	(0.08)
Net realized gain on investments	(0.36)	—	—	—
Total distributions to shareholders	(0.44)	—	(0.02)	(0.08)
Net Asset Value, End of Period	$17.73	$15.85	$15.59	$12.01
Total Return[1]	14.67% [6]	1.67% [6]	30.01% [6]	13.46% [11]
Ratio of net expenses to average net assets	1.20% [7]	1.20%	1.20%	1.17% [12]
Ratio of net investment income to average net assets[1]	0.44%	0.04%	0.30%	0.43% [12]
Portfolio turnover	14%	25%	19%	109% [11]
Net assets at end of period (000’s omitted)	$13,052	$19,007	$18,788	$15,382
Ratios absent expense offsets:2
Ratio of total expenses to average net assets	1.41%	1.52%	1.62%	1.53% [12]
Ratio of net investment income (loss) to average net assets	0.23%	(0.28)%	(0.12)%	0.06% [12]

Managers Investment Group	35

Financial Highlights

GW&K Small Cap Equity Fund Institutional Class	For the year ended December 31,			For the period ended December 31, 2009
	2012	2011	2010
Net Asset Value, Beginning of Period	$15.87	$15.59	$12.01	$10.65
Income from Investment Operations:
Net investment income[3]	0.14 [4]	0.05	0.07	0.03
Net realized and unrealized gain on investments[3]	2.23	0.25	3.57	1.41
Total from investment operations	2.37	0.30	3.64	1.44
Distributions to Shareholders from:
Net investment income	(0.12)	(0.02)	(0.06)	(0.08)
Net realized gain on investments	(0.36)	—	—	—
Total distributions to shareholders	(0.48)	(0.02)	(0.06)	(0.08)
Net Asset Value, End of Period	$17.76	$15.87	$15.59	$12.01
Total Return[1]	14.97% [6]	1.90%	30.28%	13.56% [11]
Ratio of net expenses to average net assets	0.96% [7]	0.95%	0.95%	0.95% [12]
Ratio of net investment income to average net assets[1]	0.84%	0.30%	0.55%	0.62% [12]
Portfolio turnover	14%	25%	19%	109% [11]
Net assets at end of period (000’s omitted)	$76,673	$40,425	$17,941	$9,995
Ratios absent expense offsets:2
Ratio of total expenses to average net assets	1.17%	1.27%	1.37%	1.32% [12]
Ratio of net investment income (loss) to average net assets	0.63%	(0.02)%	0.13%	0.25% [12]

36	Managers Investment Group

Financial Highlights

GW&K Municipal Enhanced Yield Fund Investor Class	For the year ended December 31,			For the period ended December 31, 2009*
	2012	2011	2010
Net Asset Value, Beginning of Period	$9.55	$8.79	$8.81	$8.23
Income from Investment Operations:
Net investment income	0.36 [3]	0.37 [3]	0.37	0.18
Net realized and unrealized gain (loss) on investments	0.93 [3]	0.78 [3]	(0.03)	0.60
Total from investment operations	1.29	1.15	0.34	0.78
Distributions to Shareholders from:
Net investment income	(0.36)	(0.37)	(0.36)	(0.20)
Net realized gain on investments	(0.24)	(0.02)	—	—
Total distributions to shareholders	(0.60)	(0.39)	(0.36)	(0.20)
Net Asset Value, End of Period	$10.24	$9.55	$8.79	$8.81
Total Return[1]	13.69% [6]	13.48%	3.81%	9.51% [11]
Ratio of net expenses to average net assets	1.07% [8]	1.17% [9]	1.27%	1.04% [12]
Ratio of net investment income to average net assets[1]	3.53%	4.02%	4.10%	4.52% [12]
Portfolio turnover	70%	31%	50%	82% [11]
Net assets at end of period (000’s omitted)	$21,413	$5,689	$557	$125
Ratios absent expense offsets:2
Ratio of total expenses to average net assets	1.27%	1.40%	1.57%	1.56% [12]
Ratio of net investment income to average net assets	3.33%	3.79%	3.80%	4.00% [12]

Managers Investment Group	37

Financial Highlights

GW&K Municipal Enhanced Yield Fund Service Class	For the year ended December 31,			For the period ended December 31, 2009*
	2012	2011	2010
Net Asset Value, Beginning of Period	$9.54	$8.79	$8.81	$8.23
Income from Investment Operations:
Net investment income	0.38 [3]	0.40 [3]	0.39	0.21
Net realized and unrealized gain (loss) on investments	0.93 [3]	0.77 [3]	(0.02)	0.58
Total from investment operations	1.31	1.17	0.37	0.79
Distributions to Shareholders from:
Net investment income	(0.38)	(0.40)	(0.39)	(0.21)
Net realized gain on investments	(0.24)	(0.02)	—	—
Total distributions to shareholders	(0.62)	(0.42)	(0.39)	(0.21)
Net Asset Value, End of Period	$10.23	$9.54	$8.79	$8.81
Total Return[1]	13.90%	13.65%	4.09%	9.62% [11]
Ratio of net expenses to average net assets	0.86% [8]	0.94% [9]	1.01%	0.79% [12]
Ratio of net investment income to average net assets[1]	3.74%	4.48%	4.36%	4.77% [12]
Portfolio turnover	70%	31%	50%	82% [11]
Net assets at end of period (000’s omitted)	$6,401	$2,145	$1,181	$11
Ratios absent expense offsets:2
Ratio of total expenses to average net assets	1.06%	1.16%	1.31%	1.31% [12]
Ratio of net investment income to average net assets	3.54%	4.26%	4.06%	4.25% [12]

38	Managers Investment Group

Financial Highlights

GW&K Municipal Enhanced Yield Fund Institutional Class	For the year ended December 31,
	2012	2011	2010	2009	2008 †
Net Asset Value, Beginning of Year	$9.53	$8.78	$8.81	$6.70	$9.37
Income from Investment Operations:
Net investment income	0.40 [3]	0.41 [3]	0.40	0.37	0.44
Net realized and unrealized gain (loss) on investments	0.93 [3]	0.78 [3]	(0.03)	2.11	(2.67)
Total from investment operations	1.33	1.19	0.37	2.48	(2.23)
Distributions to Shareholders from:
Net investment income	(0.40)	(0.42)	(0.40)	(0.37)	(0.44)
Net realized gain on investments	(0.24)	(0.02)	—	—	—
Total distributions to shareholders	(0.64)	(0.44)	(0.40)	(0.37)	(0.44)
Net Asset Value, End of Year	$10.22	$9.53	$8.78	$8.81	$6.70
Total Return[1]	14.13% [6]	13.94%	4.15%	37.62%	(24.72)%
Ratio of net expenses to average net assets	0.65% [8]	0.69% [9]	0.79%	0.79%	0.79%
Ratio of net investment income to average net assets[1]	3.96%	4.69%	4.58%	4.77%	4.82%
Portfolio turnover	70%	31%	50%	82%	13%
Net assets at end of year (000’s omitted)	$294,983	$138,250	$48,079	$17,544	$3,541
Ratios absent expense offsets:2
Ratio of total expenses to average net assets	0.85%	0.91%	1.09%	1.31%	1.67%
Ratio of net investment income to average net assets	3.76%	4.47%	4.28%	4.25%	3.94%
#	At the close of business on November 7, 2008, the BNY Hamilton Multi-Cap Equity Fund, a series of BNY Hamilton Funds, Inc. was re-organized into a series of the Managers AMG Funds.
†	At the close of business on November 7, 2008, the BNY Hamilton Municipal Enhanced Yield Fund, a series of BNY Hamilton Funds, Inc. was re- organized into a series of the Managers AMG Funds.
*	Commenced operations on July 27, 2009.
**	Commenced operations on June 30, 2009.
1Total returns and net investment income would have been lower had certain expenses not been reduced.
2Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.
3Per share numbers have been calculated using average shares.
4Includes non-recurring dividends. Without these dividends net investment income per share would have been $0.03, $(0.05) and $0.03 for the Investor Class, Service Class and Institutional Class, respectively.
5Rounds to less than $0.01.
6The Total Return is based on the Financial Statement Net Asset Values as shown above.
7Includes non-routine extraordinary expenses amounting to $572 or 0.008%, $507 or 0.004%, and $3,040 or 0.005% of average net assets for the Investor Class, Service Class, and Institutional Class, respectively.
8Includes non-routine extraordinary expenses amounting to $896 or 0.006%, $284 or 0.005%, and $ 12,545 or 0.005% of average net assets for the Investor Class, Service Class, and Institutional Class, respectively.
9Effective July 1, 2011, as described in the current prospectus, the Fund’s expense cap was reduced to 0.64% from 0.79%. The expense ratio shown reflects the weighted average expense ratio for the full year ended December 31, 2011.
10Includes non-routine extraordinary expenses amounting to $845 or 0.005%, $1,344 or 0.005%, and $4,666 or 0.005% of average net assets for the Investor Class, Service Class, and Institutional Class, respectively.
11Not annualized.
12Annualized.

Managers Investment Group	39

THIS PAGE INTENTIONALLY LEFT BLANK

How To Contact Us

GW&K MUNICIPAL BOND FUND
GW&K SMALL CAP EQUITY FUND
GW&K MUNICIPAL ENHANCED YIELD FUND
INVESTMENT MANAGER AND ADMINISTRATOR
Managers Investment Group LLC
800 Connecticut Avenue
Norwalk, Connecticut 06854
203.299.3500 or 800.835.3879
SUBADVISOR
Gannett Welsh & Kotler, LLC
222 Berkeley Street
Boston, Massachusetts 02116
DISTRIBUTOR
Managers Distributors, Inc.
800 Connecticut Avenue
Norwalk, Connecticut 06854
CUSTODIAN
The Bank of New York Mellon
2 Hanson Place
Brooklyn, New York 10286
LEGAL COUNSEL
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, Rhode Island 02940-9769
800.548.4539
TRUSTEES
Bruce B. Bingham
Christine C. Carsman
William E. Chapman, II
Edward J. Kaier
Steven J. Paggioli
Eric Rakowski
Thomas R. Schneeweis

Managers Investment Group	41

PROSPECTUS
Managers AMG Funds
APRIL 29, 2013

WHERE TO FIND ADDITIONAL INFORMATION
The Funds’ Statement of Additional Information (the “SAI”) contains additional information about the Funds and their investments. Additional information about the Funds’ investments will be available in the Funds’ Annual and Semi-Annual Reports to shareholders. In each Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’ s performance during its last fiscal year. To request free copies of these materials or to make other inquiries, please contact the Fund:
•	By telephone: 800.835.3879
•	By mail: Managers Funds 800 Connecticut Avenue Norwalk, Connecticut 06854-2325
•	On the Internet: Electronic copies are available on our Web site at www.managersinvest.com
Information about the Funds, including the Funds’ current SAI and Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission (the “SEC”). The Funds’ SAI is incorporated by reference into (is legally part of) this Prospectus.
Reports and other information about the Funds are also available on the EDGAR database of the SEC’s Web site at http://www.sec.gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520. You may also review and copy information about the Fund at the SEC’s Public Reference Room in Washington, D.C. For access to the Reference Room, call 202.551.8090.
© 2013 Managers Investment Group LLC
Investment Company Act Registration Number 811-09521

managersinvest.com	As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

PROSPECTUS
Managers AMG Funds
APRIL 29, 2013

■Yacktman Focused Fund
Service Class: YAFFX	Institutional Class: YAFIX
■Yacktman Fund
Service Class: YACKX
P084-0513-02

managersinvest.com	As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

THIS PAGE INTENTIONALLY LEFT BLANK

3-8	Summary of The Funds Yacktman Focused Fund Yacktman Fund

9-16	Additional Information About the Funds
Yacktman Focused Fund
Yacktman Fund
Summary of the Funds’ Principal Risks
 Other Important Information About the Funds and their Investment Strategies and Risks
Fund Management

17-24	Shareholder Guide Your Account Choosing a Share Class Investing Through an Intermediary Transaction Policies How to Buy or Sell Shares Investor Services Certain Federal Income Tax Information

25-27	Financial Highlights Yacktman Focused Fund Yacktman Fund

29	How To Contact Us

Managers Investment Group	1

THIS PAGE INTENTIONALLY LEFT BLANK

Summary of The Funds

Yacktman Focused Fund
Investment Objective
The Yacktman Focused Fund’s (the “ Fund”) investment objective is to seek long-term capital appreciation and, to a lesser extent, current income.
Fees and Expenses of the Fund
The tables below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
(fees paid directly from your investment)
	Service Class	Institutional Class
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Service Class	Institutional Class
Management Fee	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	None
Other Expenses[1,2]	0.24%	0.06%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.25%	1.07%
1“Other Expenses” have been adjusted as necessary from amounts incurred during the Predecessor Yacktman Focused Fund's (as defined below) most recent fiscal period to reflect current fees and expenses.
2Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles. If the extraordinary had been included, Other Expenses would have been 0.24% and 0.07%, respectively.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Service Class	$127	$397	$686	$1,511
Institutional Class	$109	$340	$590	$1,306
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund had a portfolio turnover rate of 3% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in domestic equity securities. The Fund, however, also may invest in foreign equity securities and debt securities.
The Fund may invest up to 20% of its assets in foreign equity securities. This 20% limit does not apply to investments in the form of American Depositary Receipts (ADRs). The Fund’s investments in equity securities may include common stocks, preferred stocks, convertible preferred stocks, warrants, options and ADRs. Some, but not all, of the equity securities will pay a dividend.
The Fund’s investments in debt securities may include U.S. Treasury notes and bonds, investment grade corporate debt securities, convertible debt securities and debt securities below investment grade (high yield or junk bonds). The Fund may invest up to 20% of its assets in such debt securities, including junk bonds, in any proportion provided that the total invested does not exceed the 20% threshold.
At times, depending on market and other conditions, and in the sole discretion of the Fund’s subadvisor, Yacktman Asset Management LP (“Yacktman” or the “Subadvisor”), the Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries. Generally, the Fund will hold between approximately 15-45 securities.
The Subadvisor employs a disciplined investment strategy. The Fund invests in securities of any size company at levels the Subadvisor believes offer an attractive forward rate of return. The Fund is non-diversified. When the Subadvisor purchases stocks, it generally searches for companies that it believes possess one or more of the following three attributes: (1) good business; (2) shareholder-oriented management; or (3) low purchase price. The Fund generally sells companies that no longer meet its investment criteria, or if better investment opportunities are available.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the

Managers Investment Group	3

Summary of The Funds

Federal Deposit Insurance Corporation (“ FDIC”) or any other government agency. Below are some of the risks of investing in the Fund.
Credit Risk— the issuer of bonds or other debt securities may not be able to meet interest or principal payments when the bonds come due.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.
Foreign Securities Risk—securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.
High Yield Risk—below-investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, and liquidity risk.
Interest Rate Risk—fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.
Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.
Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater volatility than fixed income investments.
Non-Diversified Fund Risk—the Fund is non-diversified and therefore a greater percentage of holdings may be concentrated in a small number of issuers or a single issuer, such as a corporate or government entity, which can place the Fund at greater risk.
Sector Risk—companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the consumer staples sector currently, and may in the future, comprise a significant portion of the Fund’s portfolio. The consumer staples industries may be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation, as well as the performance of the overall economy, interest rates, and consumer confidence.
Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
The performance information shown for the Fund’s Service Class shares includes historical performance of the Fund for periods prior to June 29, 2012, which was the date the Fund was reorganized from The Yacktman Focused Fund to the Fund. Because the Fund's Institutional Class shares have not operated for a full calendar year, performance history for this share class is not available. Institutional Class shares would have similar annual returns as Service Class shares because both classes are invested in the same portfolio of securities. However, Institutional Class shares are subject to different expenses than Service Class shares, and Institutional Class share performance would vary to that extent.
To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/12 (Service Class)
Best Quarter: 36.91% (2nd Quarter 2009)
Worst Quarter: -18.84% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/12
Yacktman Focused Fund	1 Year	5 Years	10 Years
Service Class Return Before Taxes	10.57%	10.59%	10.95%
Service Class Return After Taxes on Distributions	10.37%	10.20%	10.02%
Service Class Return After Taxes on Distributions and Sale of Fund Shares	7.12%	9.12%	9.42%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class shares only, and after-tax returns for the Institutional

4	Managers Investment Group

Summary of The Funds

Class will vary. The Fund's returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.
Portfolio Management
Investment Manager
Managers Investment Group LLC
Subadvisor
Yacktman Asset Management LP ("Yacktman")
Portfolio Managers
Donald A. Yacktman
President of Yacktman; Portfolio Manager of the Fund since inception (5/97)
Stephen Yacktman
Senior Vice President of Yacktman; Portfolio Manager of the Fund since 12/02
Jason Subotky
Senior Vice President of Yacktman; Portfolio Manager of the Fund since 12/09.
Buying and Selling Fund Shares
Initial Investment Minimum
Service Class
Regular Account: $2,500
Individual Retirement Account: $500
Institutional Class
Regular Account: $1,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Service Class (all accounts): $100
Institutional Class (all accounts): $1,000
Transaction Policies
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.457.6033, or by bank wire (if bank wire instructions are on file for your account).
Managers
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Fund as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in the Fund) from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Managers Investment Group	5

Summary of The Funds

Yacktman Fund
Investment Objective
The Yacktman Fund's (the "Fund") investment objective is to seek long-term capital appreciation and, to a lesser extent, current income.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
(fees paid directly from your investment)
Service Class
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	2.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.56%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.76%
1“Other Expenses” have been adjusted as necessary from amounts incurred during the Predecessor Yacktman Fund's (as defined below) most recent fiscal period to reflect current fees and expenses.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Service Class	$78	$243	$422	$942
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund had a portfolio turnover rate of 7% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in domestic equity securities. The Fund, however, also may invest in foreign equity securities and debt securities.
The Fund may invest up to 20% of its assets in foreign equity securities. This 20% limit does not apply to investments in the form of American Depositary Receipts (“ADRs”). The Fund's investments in equity securities may include common stocks, preferred stocks, convertible preferred stocks and ADRs. Some, but not all, of the equity securities will pay a dividend.
The Fund's investments in debt securities may include U.S. Treasury notes and bonds, investment grade corporate debt securities, convertible debt securities and debt securities below investment grade (high yield or junk bonds). The Fund may invest up to 20% of its assets in such debt securities, including junk bonds, in any proportion provided that the total invested does not exceed the 20% threshold.
The Fund's subadvisor, Yacktman Asset Management LP (“Yacktman” or the “Subadvisor”), employs a disciplined investment strategy. The Fund invests in securities of any size company at levels the Subadvisor believes offer an attractive forward rate of return. When the Subadvisor purchases stocks, it generally searches for companies that it believes possess one or more of the following three attributes: (1) good business; (2) shareholder-oriented management; or (3) low purchase price. The Fund generally sells companies that no longer meet its investment criteria, or if better investment opportunities are available.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund.
Credit Risk— the issuer of bonds or other debt securities may not be able to meet interest or principal payments when the bonds come due.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

6	Managers Investment Group

Summary of The Funds

Foreign Securities Risk—securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.
High Yield Risk—below-investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, and liquidity risk.
Interest Rate Risk—fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.
Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.
Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater volatility than fixed income investments.
Sector Risk—companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the consumer staples sector currently, and may in the future, comprise a significant portion of the Fund’s portfolio. The consumer staples industries may be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation, as well as the performance of the overall economy, interest rates, and consumer confidence.
Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
The performance information shown for the Fund’s Service Class shares includes historical performance of the Fund for periods prior to June 29, 2012, which was the date the fund was reorganized from The Yacktman Fund to the Fund.
To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/12 (Service Class)
Best Quarter: 34.83% (2nd Quarter 2009)
Worst Quarter: -18.44% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/12
Yacktman Fund	1 Year	5 Years	10 Years
Service Class Return Before Taxes	11.47%	9.68%	10.63%
Service Class Return After Taxes on Distributions	11.13%	9.28%	9.54%
Service Class Return After Taxes on Distributions and Sale of Fund Shares	7.89%	8.31%	9.02%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.
Portfolio Management
Investment Manager
Managers Investment Group LLC
Subadvisor
Yacktman Asset Management LP (“Yacktman” )
Portfolio Managers
Donald A. Yacktman
President of Yacktman; Portfolio Manager of the Fund since inception (5/97)
Stephen Yacktman
Senior Vice President of Yacktman; Portfolio Manager of the Fund since 12/02
Jason Subotky
Senior Vice President of Yacktman; Portfolio Manager of the Fund since 12/09.

Managers Investment Group	7

Summary of The Funds

Buying and Selling Fund Shares
Initial Investment Minimum
Service Class
Regular Account: $2,500
Individual Retirement Account: $500
Additional Investment Minimum
Service Class (all accounts): $100
Transaction Policies
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.457.6033, or by bank wire (if bank wire instructions are on file for your account).
Managers
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Fund as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in the Fund) from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

8	Managers Investment Group

Additional Information About the Funds

Yacktman Focused Fund
This Fund will invest primarily in the securities and instruments as described in the Fund's summary section of the Prospectus. This section contains additional information about the Fund's investment strategies and the investment techniques utilized by the Fund's Subadvisor in managing the Fund.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks long term capital appreciation, and, to a lesser extent, current income. Please remember that an investment objective is not a guarantee. An investment in the Fund might not appreciate and investors could lose money.
The Fund mainly invests in common stocks of United States companies, some, but not all of which, pay dividends. The Fund's subadvisor, Yacktman Asset Management LP (“Yacktman” or the “Subadvisor”) employs a disciplined investment strategy. The Subadvisor buys growth companies at what it believes to be low prices. The Subadvisor thinks this approach combines the best features of “growth” and “value” investing. When the Subadvisor purchases stocks it generally searches for companies that it believes possess one or more of the following three attributes: (1) good business; (2) shareholder-oriented management; or (3) low purchase price
Good Business
A good business may contain one or more of the following:
•	High market share in principal product and/or service lines;
•	A high cash return on tangible assets;
•	Relatively low capital requirements allowing a business to generate cash while growing;
•	Short customer repurchase cycles and long product cycles; and
•	Unique franchise characteristics.
Shareholder-Oriented Management
The Subadvisor believes a shareholder-oriented management does not overcompensate itself and wisely allocates the cash the company generates by doing the following:
•	Reinvest in the business;
•	Make synergistic acquisitions; and
•	Buy back stock.
Low Purchase Price
•	The Subadvisor looks for a stock that sells for less than what an investor would pay to buy the whole company.
•	The stock prices of individual companies can vary significantly over short periods of time, and such price movements are not always correlated with changes in company fundamental performance. Accordingly, the Subadvisor generally prefers to wait for buying opportunities. Such opportunities do not always occur in correlation with overall market performance trends.
The Subadvisor follows many more companies than it actually buys. The Subadvisor may increase the Fund's cash position if the Subadvisor does not believe opportunities exist for purchasing securities of companies that meet its investment requirements.
The Fund will hold fewer stocks than the typical stock mutual fund. The Fund is non-diversified. The Subadvisor may invest more in its top choices than in investments it thinks are less attractive.
The Subadvisor may buy companies of any size market capitalization. If all else is equal, it prefers larger companies to smaller companies.
PORTFOLIO MANAGERS
Donald A. Yacktman
President and
Portfolio Manager
Stephen Yacktman
Senior Vice President and
Portfolio Manager
Jason Subotky
Senior Vice President and
Portfolio Manager
See “Fund Management” on pages 15-16 for more information on the portfolio managers.

Managers Investment Group	9

Additional Information About the Funds

Yacktman Focused Fund (CONTINUED)
The Subadvisor generally sells securities of companies if they no longer meet its investment criteria, or if it believes there are better investment opportunities available. The Subadvisor does not attempt to achieve the Fund's investment objectives by active and frequent trading of common stocks.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Looking to gain exposure to domestic and foreign equity securities and debt securities.
•	Seeking long-term capital appreciation.
•	Willing to accept short-term volatility of returns.
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund's summary section, because Service Class and Institutional Class shares commenced operations after the reorganization of the Predecessor Yacktman Focused Fund on June 29, 2012, expenses for these classes in the “Annual Fund Operating Expenses” table have been adjusted as necessary from amounts incurred during the Predecessor Yacktman Focused Fund's most recent fiscal year to reflect current fees and expenses. Because Service Class shares are authorized to pay up to 0.20% in shareholder servicing fees with respect to each financial intermediary that services Service Class shareholder accounts and charges for such services, Total Annual Fund Operating may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Please see “Choosing A Share Class” for more information on the Fund's shareholder servicing fees.
Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2015, to waive management fees and/or reimburse Fund expenses in order to limit the total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Service Class shares of the Fund to 1.25% of the average daily net assets of the Service Class shares, subject to later reimbursement by the Service Class shares in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Service Class shares fees waived and expenses paid to the extent that such repayment would not cause the total annual operating expenses of the Service Class to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.
Under “Performance” in the Fund's summary section, the performance information shown for the Fund’s Service Class shares includes, for periods prior to June 29, 2012, performance of the predecessor to the Fund, The Yacktman Focused Fund, a series of The Yacktman Funds, Inc. (the “Predecessor Yacktman Focused Fund”), which was reorganized into the Fund on June 29, 2012, and was managed by Yacktman with the same investment objective and substantially similar investment strategies as those of the Fund.
The performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The performance information also reflects the impact of the Fund's previous contractual expense limitation. If the Predecessor Yacktman Focused Fund's investment manager had not agreed to limit expenses, returns would have been lower. Because the Fund's Institutional Class shares have not operated for a full calendar year, performance history for this share class is not available. Institutional Class shares would have similar annual returns as Service Class shares because both classes are invested in the same portfolio of securities. However, Institutional Class shares are subject to different expenses than Service Class shares, and Institutional Class share performance would vary to that extent.

10	Managers Investment Group

Additional Information About the Funds

Yacktman Fund
This Fund will invest primarily in the securities and instruments as described in the Fund's summary section of the Prospectus. This section contains additional information about the Fund's investment strategies and the investment techniques utilized by the Fund's Subadvisor in managing the Fund.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks long term capital appreciation, and, to a lesser extent, current income. Please remember that an investment objective is not a guarantee. An investment in the Fund might not appreciate and investors could lose money.
The Fund mainly invests in common stocks of United States companies, some, but not all of which, pay dividends. The Subadvisor employs a disciplined investment strategy. The Subadvisor buys growth companies at what it believes to be low prices. The Subadvisor thinks this approach combines the best features of “growth” and “value” investing. When the Subadvisor purchases stocks it generally searches for companies that it believes possess one or more of the following three attributes:  (l) good business; (2) shareholder-oriented management; or (3) low purchase price.
Good Business
A good business may contain one or more of the following:
•	High market share in principal product and/or service lines;
•	A high cash return on tangible assets;
•	Relatively low capital requirements allowing a business to generate cash while growing;
•	Short customer repurchase cycles and long product cycles; and
•	Unique franchise characteristics.
Shareholder-Oriented Management
The Subadvisor believes a shareholder-oriented management does not overcompensate itself and allocates wisely the cash the company generates. The Subadvisor looks for companies that:
•	Reinvest in the business and still have excess cash;
•	Make synergistic acquisitions; and
•	Buy back stock.
Low Purchase Price
•	The Subadvisor looks for a stock that sells for less than what an investor would pay to buy the whole company.
•	The stock prices of individual companies can vary significantly over short periods of time, and such price movements are not always correlated with changes in company fundamental performance. Accordingly, the Subadvisor generally prefers to wait for buying opportunities. Such opportunities do not always occur in correlation with overall market performance trends.
The Subadvisor follows many more companies than it actually buys. The Subadvisor may increase the Fund's cash position if the Subadvisor does not believe opportunities exist for purchasing securities of companies that meet its investment requirements.
The Fund will hold fewer stocks than the typical stock mutual fund. The Subadvisor may invest more in its top choices than in investments it thinks are less attractive.
The Subadvisor may buy companies of any size market capitalization. If all else is equal, it prefers larger companies to smaller companies.
PORTFOLIO MANAGERS
Donald A. Yacktman
President and
Portfolio Manager
Stephen Yacktman
Senior Vice President and
Portfolio Manager
Jason Subotky
Senior Vice President and
Portfolio Manager
See “Fund Management” on pages 15-16 for more information on the portfolio managers.

Managers Investment Group	11

Additional Information About the Funds

Yacktman Fund (CONTINUED)
The Subadvisor generally sells securties of companies if they no longer meet its investment criteria, or if it believes there are better investment opportunities available. The Subadvisor does not attempt to achieve the Fund's investment objectives by active and frequent trading of common stocks.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Looking to gain exposure to domestic and foreign equity securities and debt securities.
•	Seeking long-term capital appreciation.
•	Willing to accept short-term volatility of returns.
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund's summary section, because Service Class shares commenced operations after the reorganization of the Predecessor Yacktman Fund on June 29, 2012, expenses for these classes in the "Annual Fund Operating Expenses" table have been adjusted as necessary from amounts incurred during the Predecessor Yacktman Fund's most recent fiscal period to reflect current fees and expenses. Because Service Class shares are authorized to pay up to 0.20% in shareholder servicing fees with respect to each financial intermediary that services Service Class shareholder accounts and charges for such services, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Please see "Choosing A Share Class" for more information on the Fund's shareholder servicing fees.
Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May l, 2015, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Service Class shares of the Fund to 2.00% of the average daily net assets of the Service Class shares, subject to later reimbursement by the Service Class shares in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Service Class shares fees waived and expenses paid to the extent that such repayment would not cause the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements of the Service Class to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.
Under “Performance” in the Fund’s summary section, the performance information shown for the Fund’s Service Class shares includes, for periods prior to June 29, 2012, performance of the predecessor to the Fund, The Yacktman Fund, a series of The Yacktman Funds, Inc. (the “Predecessor Yacktman Fund”), which was reorganized into the Fund on June 29, 2012, and was managed by Yacktman with the same investment objective and substantially similar investment strategies as those of the Fund.
The performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The performance information also reflects the impact of the Fund's previous contractual expense limitation. If the Predecessor Yacktman Fund's investment manager had not agreed to limit expenses, returns would have been lower.

12	Managers Investment Group

Additional Information About the Funds

Summary of the Funds’ Principal Risks
This section presents more detailed information about each Fund’s risks as described in the summary section of the Fund’s Prospectus. The Funds may not be subject to all of the risks below, and not all Funds invest in the types of instruments mentioned. Please see the summary section of each Fund’s Prospectus for a description of the Fund’s risks and the types of instruments in which the Fund invests. All Funds could be subject to additional risks because the types of investments they make and market conditions may change over time.
All investments involve some type and level of risk. There is the risk that you will lose money on your investment. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Funds. In addition, the Funds are subject to management risk because they are actively managed investment portfolios. The Funds’ Subadvisor will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired result.
CREDIT RISK
(Both Funds)
An issuer of bonds or other debt securities may not be able to meet interest or principal payments when the bonds or securities come due. This risk of default is present not only for companies, but also for states, cities, counties and political subdivisions thereof that issue bonds or other debt securities. This risk of default for most debt securities is monitored by several nationally recognized statistical rating organizations such as Moody’s and S&P. The risk of default is generally higher in the case of mortgage-backed securities that include so-called “sub-prime” mortgages. Even if the likelihood of default is low, changes in the perception of an issuer’s financial health will affect the valuation of its debt securities. Bonds rated BBB/Baa by S&P/Moody’s, although investment grade, may have speculative characteristics because their issuers are more vulnerable to financial setbacks and economic pressures than issuers with higher ratings.
CURRENCY RISK
(Both Funds)
The value of foreign investments denominated in a foreign currency depends both upon the price of the securities and the exchange rate of the currency. Thus, the value of an investment in a foreign security will drop if the price for the foreign currency drops in relation to the U.S. dollar. Adverse currency fluctuations are an added risk to foreign investments. Currency risk can be reduced through diversification among currencies or through hedging with the use of foreign currency contracts.
FOREIGN SECURITIES RISK
(Both Funds)
Investments in securities of foreign issuers (including those denominated in U.S. dollars), whether directly or indirectly in the form of American Depositary Receipts, stock index futures or similar instruments, involve additional risks different from those associated with investing in securities of U.S. issuers. There may be limited information available to investors, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign securities to be more volatile. The value of foreign securities may be adversely affected by changes in the political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. Foreign securities trade with less frequency and volume than domestic securities and, therefore, may have greater price volatility. In addition, just as foreign markets may respond to events differently from U.S. markets, foreign securities can perform differently from U.S. securities.
HIGH YIELD RISK
(Both Funds)
Funds that invest in below-investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit and liquidity risk than a fund that does not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. These issuers may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers. If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment. Below-investment grade securities are more susceptible to sudden and significant price movements because they are generally more sensitive to adverse developments. Many below-investment grade securities are subject to legal or contractual restrictions that limit their resale at desired prices.
INTEREST RATE RISK
(Both Funds)
Changes in interest rates can impact bond and debt security prices. As interest rates rise, the fixed coupon payments (cash flows) of debt securities become less competitive with the market and thus the price of the securities will fall. The longer into the future that these cash flows are expected, the greater the effect on the price of the security. The longer the maturity or duration, the higher the interest rate risk. Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal plus interest) for a bond, debt security or portfolio. It is used to evaluate such bond’s, debt security’s or portfolio’s interest rate sensitivity. For example, if interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund’s share price would rise by about 5%.
LARGE-CAPITALIZATION STOCK RISK
(Both Funds)
Large-capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large-capitalization companies may

Managers Investment Group	13

Additional Information About the Funds

Summary of the Funds’ Principal Risks (CONTINUED)
be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, a Fund that invests in large-capitalization companies may underperform other stock funds (such as funds that focus on the stocks of small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.
MARKET RISK
(Both Funds)
Market prices of investments held by a Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The value of your investment could go up or down depending on market conditions. Equity investments generally have greater price volatility than fixed income investments. Since foreign investments trade on different markets, which have different supply and demand characteristics, their prices are not as closely linked to the U.S. markets. Foreign securities markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions. Derivatives involve the risk that changes in their value may not correlate perfectly with their underlying assets, rates, or indices.
NON-DIVERSIFIED FUND RISK
(Yacktman Focused Fund)
Because the Fund is “non-diversified,” it can invest a greater percentage of its assets in a single issuer or a group of issuers than a diversified fund. To the extent that the Fund invests significant portions of its portfolio in securities of a single issuer, such as a corporate or government entity, the Fund is subject to additional risk. Specific risk is the risk that a particular security will drop in price due to adverse effects on a specific issuer. Specific risk can be reduced through diversification. It can be measured by calculating how much of a portfolio is concentrated into the few largest holdings and by estimating the individual risks that these issuers face.
SECTOR RISK
(Both Funds)
Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events. As a result, a Fund’s performance could be more volatile than the performance of a fund that is more diversified across industry sectors. Stocks in the consumer staples sector currently, and may in the future, comprise a significant portion of the Fund’s portfolio. The consumer staples industries may be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation, as well as the performance of the overall economy, interest rates, and consumer confidence.
SMALL- AND MID-CAPITALIZATIOn stock RISK
(Both Funds)
The stocks of small- and mid-capitalization companies involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. A Fund that invests in small- and mid-capitalization companies may underperform other stock funds (such as large-company stock funds) when stocks of small- and mid-capitalization companies are out of favor.
VALUE STOCK RISK
(Both Funds)
Value stocks present the risk that a stock may decline or never reach what the Subadvisor believes is its full market value, either because the market fails to recognize what the Subadvisor considers to be the company’s true business value or because the Subadvisor’s assessment of the company’s prospects is wrong. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. Value stocks may underperform growth stocks during given periods.

14	Managers Investment Group

Additional Information About the Funds

Other Important Information About the Funds and their Investment Strategies and Risks
In addition to the principal investment strategies described in this
Prospectus, the Funds may also make other types of investments, and, therefore, may be subject to other risks. Some of these risks are described in the Funds' Statement of Additional Information dated April 29, 2013, as supplemented from time to time (the “SAI”).
INVESTMENT OBJECTIVES
Each Fund’s investment objective may be changed without shareholder approval.
TEMPORARY DEFENSIVE MEASURES
From time to time, each Fund may invest a portion of its assets in money market securities, cash, or cash equivalents as a temporary defensive measure. These temporary defensive measures may be inconsistent with each Fund’s investment objective and principal investment strategies. Each Fund may not be able to achieve its stated investment objective while taking these defensive measures.
PORTFOLIO TURNOVER
As described in each Fund’s summary section of this Prospectus, each Fund may sell any security when it believes the sale is in the Fund’s best interest. This may result in active and frequent trading of portfolio securities which can increase the portfolio turnover. A portfolio turnover rate greater than 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the previous one-year period. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.
PORTFOLIO HOLDINGS
A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds' SAI, which is available on the Funds' Web site at www.managersinvest.com.
Fund Management
Each Fund is a series of Managers AMG Funds, a Massachusetts business trust (the “Trust”). The Trust is part of the Managers Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.
The Investment Manager, located at 800 Connecticut Avenue, Norwalk, Connecticut 06854, is a subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 600 Hale Street, Prides Crossing, Massachusetts 01965. The Investment Manager serves as investment manager to the Funds and is responsible for the Funds' overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of Yacktman, the Subadvisor to the Funds. Managers Distributors, Inc. (“MDI” or the “Distributor”), a wholly-owned subsidiary of the Investment Manager, serves as the Funds' distributor.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), each Fund participates in a manager of managers structure whereby the Investment Manager serves as the investment manager of the Fund and selects and recommends to the Fund's Board of Trustees investment advisors (the “Subadvisors”) to manage the Fund's investment portfolio. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions and oversight by each Fund's Board of Trustees but without shareholder approval, to hire or change the contract terms of unaffiliated Subadvisors or the Fund. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the Subadvisors and recommend their hiring, termination, and replacement. Shareholders of each Fund continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.
Yacktman Asset Management LP has day-to-day responsibility for managing each Fund's portfolio. Yacktman, located at 6300 Bridgepoint Parkway, Building One, Suite 500, Austin, Texas 78730, is an investment advisory firm that has served long-term oriented investors since 1992. As of December 31, 2012, Yacktman had approximately $[ ] billion in assets under management. AMG indirectly owns a majority interest in Yacktman.
YACKTMAN FOCUSED FUND
YACKTMAN FUND
Donald A.Yacktman, Stephen Yacktman, and Jason Subotky serve as the portfolio managers jointly and primarily responsible for the day-to-day management of each Fund's portfolio. The portfolio managers are equally responsible for making investment decisions for the Funds. Donald A. Yacktman has been President of Yacktman Asset Management Co., investment manager of the Predecessor Yacktman Focused Fund and the Predecessor Yacktman Fund (each, a “Predecessor Fund,” and collectively, the “Predecessor Funds”), since its organization in 1992, and currently serves as the President of Yacktman. Stephen Yacktman has been employed by Yacktman Asset Management Co. since 1993 and as a senior vice president of Yacktman Asset Management Co. since 2004, and currently serves as a senior vice president of Yacktman. Jason Subotky has been employed by Yacktman Asset Management Co. since 2001 and as a vice president of Yacktman Asset Management Co. since 2006, and currently serves as a senior vice president of Yacktman.

Managers Investment Group	15

Additional Information About the Funds

Fund Management (CONTINUED)
The following table describes when each portfolio manager began managing each Fund, and its Predecessor Fund
Fund Name	Portfolio Manager	Managed Fund Since	Managed Predecessor Fund Since
Yacktman Focused Fund	Donald A. Yacktman Stephen Yacktman Jason Subotky	June 2012 June 2012 June 2012	Inception (May 1997) December 2002 December 2009
Yacktman Fund	Donald A. Yacktman Stephen Yacktman Jason Subotky	June 2012 June 2012 June 2012	Inception (May 1997) December-2002 December 2009
The Yacktman Focused Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 1.00% of the average daily net assets of the Fund. The Yacktman Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.65% of the average daily net assets of the Fund for the first $500,000,000 of assets under management, 0.60% for the next $500,000,000, and 0.55% on amounts in excess of $1,000,000,000. The Investment Manager, in turn, pays Yacktman all of this fee for its services as Subadvisor.
The Investment Manager also provides administrative services to the Funds, including supervising bookkeeping and recordkeeping to ensure that shareholder information is accurate and up-to-date, supervising the preparation and filing of documents as required by state and Federal regulatory agencies, and providing management and oversight of all third-party service providers. As compensation for these services, the Investment Manager receives an annual administrative fee of 0.03% of the average daily net assets of each Fund for the first $300,000,000 of assets under management, 0.025% for the next $200,000,000, and 0.02% on amounts in excess of $500,000,000.
ADDITIONAL INFORMATION
Additional information regarding other accounts managed by the portfolio managers, the compensation of the portfolio managers, and the portfolio managers' ownership of Fund shares is available in the Funds’ SAI.
A discussion regarding the basis for the Board of Trustees approving the Investment Management Agreement with respect to the Funds between the Trust and the Investment Manager and the Subadvisory Agreement between the Investment Manager and the Subadvisor is available in the Funds' Semi-Annual Report to Shareholders for the period ended June 30.

16	Managers Investment Group

Shareholder Guide

Your Account
Not all share classes are available for each Fund. You may invest in the Yacktman Focused Fund by purchasing either Service Class or Institutional Class shares. You may invest in the Yacktman Fund by purchasing the Service Class shares. Each class of shares is subject to different types and levels of expenses and minimum initial investment amounts, as described below.
Your purchase or redemption of Fund shares is based on each class's share price. The price at which you purchase and redeem your shares is based on the net asset value (the “NAV”) per share next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV per share of each class of shares of a Fund is equal to the class's net worth (assets minus liabilities) divided by the number of shares outstanding for that class. The NAV for each class is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York time. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also receive that day's offering price provided that the purchase orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m.
Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Foreign securities may trade on days when a Fund is not open for business, thus affecting the value of a Fund’s assets on days when Fund shareholders may not be able to buy or sell Fund shares.
FAIR VALUE POLICY
Each Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the Board of Trustees. Each Fund uses the fair value of a portfolio investment to calculate its NAV when, for example:
•	Market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed;
•	Trading in a portfolio investment is suspended and has not resumed before the Fund calculates NAV;
•	A significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and when the Fund calculates NAV;
•	An investment’s price has remained unchanged over a period of time (often referred to as a “stale price”); or
•	The Investment Manager determines that a market quotation is inaccurate.
Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager's determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which a Fund calculates its NAV. In accordance with procedures approved by the Board of Trustees, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments.
Each Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value.
An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Funds' fair value procedures.
Choosing a Share Class
As described below, investors can choose between the following share classes when investing in the Funds:
•	Service Class
•	Institutional Class (Yacktman Focused Fund only)
Not all shares classes are available for each Fund.
Service Class Shares
Service Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Service Class's NAV. Shareholders may bear shareholder servicing fees of up to 0.20% for shareholder servicing provided by financial intermediaries that charge for such services. See “Investing Through an Intermediary” on page 18 for more information on shareholder servicing fees paid to financial intermediaries. The Service Class shares do not pay annual distribution and shareholder service (12b-l) fees.

Managers Investment Group	17

Shareholder Guide

Choosing a Share Class (CONTINUED)
Institutional Class Shares
Institutional Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Institutional Class’s NAV. Shareholders do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See
“Investing Through an Intermediary” on this page for more information on shareholder servicing fees paid to financial intermediaries. The Institutional Class shares do not pay distribution (12b-1) fees.
Investing Through an Intermediary
If you invest through a third party such as a bank, broker-dealer, trust company or other financial intermediary, rather than directly with the Funds, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. The Funds may also participate in programs with national brokerage firms that limit a shareholder's transaction fees, and Service Class shares may pay fees to these firms in return for shareholder servicing provided by these programs to shareholders. The shareholder servicing fees are paid out of the assets of the Service Class on an ongoing basis and will increase the cost to shareholders who invest in such shares. These payments may provide the intermediary with an incentive to favor sales of shares of a Fund over other investment options.
The Investment Manager, the Distributor, and/or the Subadvisor may pay compensation, directly or indirectly, (from its own assets and not as an expense of a Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. This compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of a Fund over other investment options. Any such payments will not change the NAV or the price of a Fund's shares.
Transaction Policies
OPENING YOUR ACCOUNT
You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Funds with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.
BUYING AND SELLING Fund SHARES
You may buy shares of the Funds once you set up an account. You also may buy additional shares or sell your shares any day the NYSE is open for business. When you buy or sell Fund shares, the price is the NAV per share that is calculated after we receive your order in proper form. Each class’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.
REDEMPTION AND EXCHANGE FEES
Each Fund will deduct a redemption fee (the “ Redemption/Exchange Fee”) from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares, according to the following schedule:
Fund	Redemption Fee
Yacktman Focused Fund	2.00%
Yacktman Fund	2.00%
For the purpose of determining whether a redemption is subject to the Redemption/Exchange Fee, redemptions of shares of the Funds are conducted on a first in/first out (FIFO) basis such that shares with the longest holding period will be treated as being redeemed first, and shares with the shortest holding period will be treated as being redeemed last.
The Redemption/Exchange Fee is paid to the Funds and is intended to offset transaction and other expenses caused by short term trading. The Redemption/Exchange Fee will not apply to redemptions (including redemptions by exchange) (1) of shares purchased through reinvestment of dividend or capital gain distributions, (2) under hardship circumstances (as determined by the Investment Manager in its discretion, based on a case-by-case analysis),  (3) of shares purchased through the ManagersChoice® Program or similar asset allocation program as determined by the Investment

18	Managers Investment Group

Shareholder Guide

Transaction Policies (CONTINUED)
Manager, (4) of shares where the application of the Redemption/Exchange Fee would cause the Funds, or an asset allocation program of which the Funds are a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder, or (5) of shares of a Fund after the announcement or other initial public disclosure by such Fund of the liquidation of such Fund or of the merger or reorganization of such Fund into another Fund. Short-term trades not subject to a Redemption/ Exchange Fee as a result of these exceptions may result in additional costs to the Funds that would have been otherwise recouped, in whole or in part, if a Redemption/ Exchange Fee were applied. The Redemption/Exchange Fee will only apply to redemptions of shares purchased through a financial intermediary such as a broker, retirement plan administrator, bank or trust company if the financial intermediary has indicated that it will administer the Redemption/Exchange Fee. If you invest through a financial intermediary, contact your intermediary to determine whether the Redemption/Exchange Fee applies to you and any restrictions on your trading activity. The Funds reserve the right to modify the terms of, or terminate, the Redemption/Exchange Fee at any time upon 60 days' advance notice to shareholders.
PROCESSING ORDERS
If you sell shares in the Funds, the Funds will send your check to the address we have on file for your account. A request to send a check to any other address or a third-party requires a signature medallion guarantee. If the sale of your shares follows a purchase by check, the Funds may hold the proceeds of your sale for up to 15 calendar days to ensure that the check has cleared. Automated Clearing House (“ACH”) transactions are also subject to a 15 calendar day holding period.

Managers Investment Group	19

Shareholder Guide

How to Buy or Sell Shares

	If you wish to open an account and buy shares...	If you wish to add shares to your account...	If you wish to sell shares†...
Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional
On your own: By mail	Complete the account application, then mail the application and a check payable to Managers to: Managers c/o BNY Mellon Investment Servicing (US) Inc. PO Box 9769 Providence, RI 02940-9769	Send a letter of instruction and a check payable to Managers to:
Managers
c/o BNY Mellon Investment Servicing (US) Inc.
PO Box 9769
Providence, RI 02940-9769
(Include your account number and
fund name on your check)	Write a letter of instruction containing:
• Name of the Fund
• Dollar amount or number of shares you wish to sell
• Your name
• Your account number
• Signatures of all account owners
Mail your letter to:
Managers
c/o BNY Mellon Investment Servicing (US) Inc.
PO Box 9769
Providence, RI 02940-9769
By telephone	Not available	If your account has already been established, call the transfer agent at 800.457.6033	If you elected telephone redemption privileges on your account application, call us at 800.457.6033. Telephone redemptions are available only for redemptions of less than $50,000 for Service Class shares and $250,000 for Institutional Class shares
Over the Internet	Not available	Not available	Not available
By bank wire	Call us at 800.457.6033 for instructions	Call us at 800.457.6033 for instructions	Available if bank wire instructions are on file for your account
†	Redemptions of $50,000 and over for Service Class shares and $250,000 and over for Institutional Class shares require a medallion signature guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee Program recognized by the Securities Transfer Association (STA). Telephone redemptions are available only for redemptions that are below $50,000 for Service Class shares and below $250,000 for Institutional Class shares.

20	Managers Investment Group

Shareholder Guide

How to Buy or Sell Shares (CONTINUED)
INVESTMENT MINIMUMS
Your cash investments in the Fund must be in U.S. dollars. We do not accept third-party or “starter” checks.
Share Class	Initial Investment	Additional Investments
Service Class:
• Regular Accounts	$2,500	$100
• Individual Retirement Accounts	$500	$100
Institutional Class: (Yacktman Focused Fund only)
• Regular Accounts	$1,000,000	$1,000
• Individual Retirement Accounts	$50,000	$1,000

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and Trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members; current or retired officers, directors, and employees of AMG and certain participating affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in-law, daugh ters/sons-in-law, nieces, nephews, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, a Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

OTHER PURCHASE INFORMATION
Subject to the approval of the Trust and in accordance with the Trust’s policies and procedures, an investor may purchase shares of a Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable and determined in accordance with the Trust’s valuation policies. These transactions will be effected only if the Investment Manager or the Subadvisor intends to retain the security in a Fund as an investment. Assets purchased by a Fund in such transactions will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.
SIGNATURE GUARANTEE
If you are selling $50,000 or more worth of Service Class shares or $250,000 or more worth of Institutional Class shares (Yacktman Focused Fund only) you will need to provide a Fund with a medallion guarantee, an imprint that verifies the authenticity of your signature. The medallion program offers shareholders added protection because it guarantees that the person who signs the transaction request is the actual shareholder or legally authorized representative.
We accept medallion imprints only from a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. A notary public cannot provide a signature guarantee.
UNAUTHORIZED TRANSACTIONS
The Funds are not responsible for any losses due to unauthorized transactions as long as the Funds follow reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone, call the Funds at 800.548.4539 for instructions.
LIMITATIONS ON THE FUNDS
The Funds may restrict or limit certain transactions, including, but not limited to, the following examples:
•	Redeem your account if, due to redemptions, its value (i) falls below $500 (or $25,000 for Institutional Class shares) due to redemptions you make, or (ii) is below $100, but not until after the Funds give you at least 60 days' notice and the opportunity to increase your account balance to the minimum account balance amount;
•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the SEC restricts trading;
•	Change the minimum required investment amounts;
•	Delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions;
•	Make a redemption-in-kind, a payment in portfolio securities instead of in cash;
•	Refuse a buy order for any reason, including your failure to submit a properly completed application;
•	Refuse an exchange request for any person or group if a Fund determines that the request could adversely affect the Fund, for example, if the person or group has engaged in excessive trading. (See “Limiting Trades” on page 22) This determination is at the Investment Manager's discretion, based on a case-by-case analysis consistent with the Trust's policies and procedures regarding frequent trading; and

Managers Investment Group	21

Shareholder Guide

How to Buy or Sell Shares (CONTINUED)
•	End or limit the exchange privilege policy after giving 60 days’ advance notice to shareholders or impose fees in connection with exchanges or sales.
FREQUENT TRADING POLICY
The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Funds, commonly referred to as “market timing.” These activities may disrupt management of the Funds' portfolios, increase the Funds' expenses, and have a negative impact on the Funds' performance. There may be additional risks due to frequent trading activities. As described previously, the Funds have adopted fair value procedures to minimize these risks, and the Redemption/Exchange Fee for each of the Funds is intended, in part, to discourage short-term and frequent trading of these Funds' shares.
Monitoring Trades
To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Funds' transfer agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Managers Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notifies the Funds' transfer agent of any restriction and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.
Limiting Trades
The Funds may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Funds and their shareholders. Transactions accepted by a financial intermediary that violate the Funds' frequent trading policies are not considered to be acceptable by the Funds, and the Funds may reject them on the next business day after the financial intermediary has received them.
Although the Funds use reasonable efforts to prevent market timing activities in the Funds, their efforts may not always succeed. For example, although the Funds strive to apply these policies and procedures uniformly to all accounts, the Funds receive certain purchase, exchange, and redemption orders through financial intermediaries that maintain omnibus accounts with the Funds. Although the Funds have attempted to put safeguards in place to ensure that financial intermediaries have implemented procedures designed to deter market timing, the Funds' ability to detect frequent trading activities by investors who hold shares through omnibus accounts at financial intermediaries will still be limited by the ability of the Funds and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.
Investor Services
AUTOMATIC INVESTMENTS
You may arrange to make automatic deductions at regular intervals from a designated bank account.
AUTOMATIC REINVESTMENT PLAN
This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of the Funds.
AUTOMATIC REDEMPTIONS
With this feature, you can easily redeem a set amount each month from your account. You may make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Funds will complete the redemption on the next business day.
RETIREMENT PLANS
You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.
EXCHANGE PRIVILEGES
To enhance your investment flexibility, we allow you to exchange your shares of the Funds for the same class of shares of other funds managed by the Investment Manager or for shares of other funds managed by the Investment Manager that are not subject to a sales charge (load). Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition to exchanging into other Managers funds described above, you also may exchange your shares of the Funds through Managers for shares in the Agency share class of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”).
In addition, the following restrictions apply
•	Except for the JPMorgan Fund, the value of the shares exchanged must meet the minimum purchase requirement of the fund and class for which you are exchanging them. There is no minimum purchase requirement to exchange into the JPMorgan Fund.
•	There is no fee associated with the exchange privilege; however, your exchange may result in tax consequences. For details, see “Taxability of Transactions” on page 24.
•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.
You can request your exchange in writing, by telephone (if elected on the application), or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.

22	Managers Investment Group

Shareholder Guide

Investor Services (CONTINUED)
Be sure to read the prospectus of any fund that you are considering for an exchange. Subject to the restrictions above, when you purchase a fund's shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Funds may discontinue, alter, or limit the exchange privileges at any time, subject to applicable law.
ACCOUNT STATEMENTS
The Funds will send you quarterly and yearly statements with details about your account activity. The Funds will also send you a Form 1099-DIV annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from your account. In addition, you will receive a confirmation after each trade execution.
COST BASIS REPORTING
Upon the redemption or exchange of your shares in a Fund, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary, generally will be required to provide you and the IRS with cost basis information. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please see
http://investor.managersinvest.com/home.html or contact the Funds at 800.548.4539, or consult your financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.
DIVIDENDS AND DISTRIBUTIONS
The Funds normally declare and pay any income dividends and net capital gain distributions, if any, annually in December. Most investors have their dividends and distributions reinvested in additional shares, and the Funds will do this automatically unless you request otherwise. You may also change your election any time by giving the Funds written notice at least 10 days before the scheduled payment date.
CHANGES TO YOUR ACCOUNT
The Funds will mail correspondence and other materials to the address on file for you. Please notify the Funds immediately of any changes to your address or to other information that might affect your account.
Certain Federal Income Tax Information
The following tax information is a general summary of certain U.S. federal income tax consequences applicable to an investment in the Funds under the Internal Revenue Code of 1986, as amended and as in effect as of the date of this Prospectus. A more detailed tax discussion is provided in the SAI. The Funds do not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-deferred retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under U.S. federal income tax laws. You should consult a tax advisor about the U.S. federal, state, local, and foreign tax consequences to you of your investment in the Funds based on your particular circumstances.
Each Fund has elected and intends to qualify and be treated each taxable year as a regulated investment company. A regulated investment company is not subject to tax at a corporate level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.
TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS
For U.S. federal income tax purposes, distributions of investment income, whether reinvested or taken as cash, are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long each Fund owned or is considered to have owned the investments that generated them, rather than how long you have owned your shares.
•	Distributions from the sale of investments that a Fund owns or is considered to have owned for more than one year and that are properly reported by the Fund as capital gain dividends are treated as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates.
•	Distributions from the sale of investments that a Fund owns or is considered to have owned for one year or less are taxable to you as ordinary income.
•	Properly reported distributions of “qualified dividend income” are taxable to individuals at the rate that applies to net capital gains, provided that both you and the Fund meet certain holding period and other requirements.
•	Effective for taxable years beginning on or after January 1, 2013, a new 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends, and net capital gains recognized on the sale, redemption or exchange of shares of a Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.
•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.

Managers Investment Group	23

Shareholder Guide

Certain Federal Income Tax Information (CONTINUED)
Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws are not taxable. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. You should consult your tax advisor to determine the suitability of a Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan.
TAXABILITY OF TRANSACTIONS
Any gain or loss that results from the sale, exchange (including an exchange of a Fund's shares for shares of another fund) or redemption of your shares will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.
OTHER TAX MATTERS
A Fund's investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the Fund's return on those securities would generally be decreased. You will generally not be entitled to claim a credit or deduction for U.S. federal income tax purposes with respect to foreign taxes paid by a Fund.
In addition, certain of a Fund's investments, including certain debt instruments, derivatives, foreign securities or foreign currencies, could affect the amount, timing and character of distributions you receive and could cause a Fund to recognize taxable income in excess of the cash generated by such investments (which may require the Fund to liquidate other investments in order to make required distributions).
TAX WITHHOLDING
To avoid back-up withholding of U.S. income taxes on distributions or sale proceeds, federal law requires you to:
•	Provide your Social Security Number (“SSN”) or other taxpayer identification number (“TIN”);
•	Certify that your SSN or TIN is correct; and
•	Certify that you are not subject to back-up withholding.
In addition, the Funds must also withhold taxes on distributions and sale proceeds if the IRS notifies the Funds that the SSN or TIN you provided is incorrect, or the IRS notifies the Funds that you have failed to properly report certain interest and dividend income.

24	Managers Investment Group

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Funds for the past five years of operations and are based on the financial information of each Fund and its respective predecessor Fund. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2011, 2010, 2009 and 2008 has been audited and reported on by the Predecessor Funds’ independent registered public accountants. The information for the fiscal year ended December 31, 2012 has been audited and reported on by PricewaterhouseCoopers LLP, the Funds’ auditor, whose report is included in the Funds’ Annual Report which is available upon request.
Yacktman Focused Fund Service Class	For the year ended December 31,
	20124	20112	20102	20092	20082
Net Asset Value, Beginning of Year	$18.78	$17.68	$16.13	$9.97	$14.00
Income from Investment Operations:
Net investment income (loss)	0.18 [3]	0.12	0.10	0.05	0.15
Net realized and unrealized gain (loss) on investments	1.79 [3]	1.19	1.81	6.21	(3.45)
Total from investment operations	1.97	1.31	1.91	6.26	(3.30)
Less Distributions to Shareholders from:
Net investment income	(0.16)	(0.12)	(0.10)	(0.05)	(0.16)
Net realized gain on investments	(0.07)	(0.09)	(0.26)	(0.05)	(0.57)
Total distributions to shareholders	(0.23)	(0.21)	(0.36)	(0.10)	(0.73)
Net Asset Value, End of Year	$20.52	$18.78	$17.68	$16.13	$9.97
Total Return[1]	10.57%	7.41%	11.84%	62.76%	(23.48)%
Ratio of expenses before expense reimbursements to average net assets	1.26% [1]	1.25%	1.27%	1.28%	1.35%
Ratio of net expenses to average net assets	1.25% [1]	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income before expense reimbursements to average net assets	0.90% [1]	0.89%	0.91%	0.76%	1.21%
Ratio of net investment income (loss) to average net assets	0.90% [1]	0.89%	0.93%	0.79%	1.31%
Portfolio turnover	3%	2%	6%	8%	67%
Net assets at end of year (000’s omitted)	$6,603,059	$4,443,199	$1,999,593	$669,661	$65,467
1Includes non-routine extraordinary expenses amounting to $268,381 and represents 0.004% of average net assets.
2Audited by previous independent registered public accounting firm.
3Per share numbers have been calculated using average shares.
4At the start of business June 29, 2012, the Yacktman Focused Fund was re-organized into a series of the Managers AMG Funds.

Managers Investment Group	25

Financial Highlights

Yacktman Focused Fund Institutional Class	For the period July 24, 2012 through December 31, 2012
2012*
Net Asset Value, Beginning of Period	$19.46
Income from Investment Operations:
Net investment income [4]	0.08
Net realized and unrealized gain on investments[4]	1.13
Total from investment operations	1.21
Less Distributions to Shareholders from:
Net investment income	(0.11)
Net realized gain on investments	(0.04)
Total distributions to shareholders	(0.15)
Net Asset Value, End of Period	$20.52
Total Return[1]	6.22% [1]
Net assets at end of period (000’s omitted)	$712,316
Ratio of net expenses to average net assets	1.08% [2,3]
Ratio of net investment income to average net assets	0.91% [2,3]
Portfolio turnover	3%
* Commenced operations on July 24, 2012.
1Not Annualized.
2Annualized.
3Includes non-routine extraordinary expenses amounting to $28,296 and represents 0.006% of average net assets.
4Per share numbers have been calculated using average shares.

26	Managers Investment Group

Financial Highlights

Yacktman Fund Service Class	For the year ended December 31,
	20123	20112	20102	20092	20082
Net Asset Value, Beginning of Year	$17.51	$16.54	$15.22	$9.68	$13.39
Income from Investment Operations:
Net investment income	0.26 [4]	0.18	0.15	0.10	0.17
Net realized and unrealized gain (loss) on investments	1.73 [4]	1.02	1.77	5.64	(3.66)
Total from investment operations	1.99	1.20	1.92	5.74	(3.49)
Less Distributions to Shareholders from:
Net investment income	(0.25)	(0.18)	(0.15)	(0.10)	(0.18)
Net realized gain on investments	(0.13)	(0.05)	(0.45)	(0.10)	(0.04)
Total distributions to shareholders	(0.38)	(0.23)	(0.60)	(0.20)	(0.22)
Net Asset Value, End of Year	$19.12	$17.51	$16.54	$15.22	$9.68
Total Return	11.47%	7.30%	12.64%	59.31%	(26.05)%
Net assets at end of year (000’s omitted)	$8,670,983	$6,293,083	$3,416,492	$1,401,228	$296,659
Ratio of net expenses to average net assets	0.76% [1]	0.80%	0.85%	0.93%	0.95%
Ratio of net investment income to average net assets	1.41% [1]	1.28%	1.30%	1.43%	1.92%
Portfolio turnover	7%	3%	10%	14%	33%
1Includes non-routine extraordinary expenses amounting to $351,972 and represents 0.005% of average net assets.
2Audited by previous independent registered public accounting firm.
3At the start of business June 29, 2012, the Yacktman Fund was re-organized into a series of the Managers AMG Funds.
4Per share numbers have been calculated using average shares.

Managers Investment Group	27

THIS PAGE INTENTIONALLY LEFT BLANK

How To Contact Us

YACKTMAN FOCUSED FUND

YACKTMAN FUND
INVESTMENT MANAGER AND ADMINISTRATOR
Managers Investment Group LLC
800 Connecticut Avenue
Norwalk, Connecticut 06854
203.299.3500 or 800.835.3879
SUBADVISOR
Yacktman Asset Management LP
6300 Bridgepoint Parkway
Building One, Suite 320
Austin, Texas 78730
DISTRIBUTOR
Managers Distributors, Inc.
800 Connecticut Avenue
Norwalk, Connecticut 06854
CUSTODIAN
The Bank of New York Mellon
2 Hanson Place
Brooklyn, New York 10286
LEGAL COUNSEL
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, Rhode Island 02940-9769
800.548.4539
TRUSTEES
Bruce B. Bingham
Christine C. Carsman
William E. Chapman, II
Edward J. Kaier
Steven J. Paggioli
Eric Rakowski
Thomas R. Schneeweis

Managers Investment Group	29

PROSPECTUS
Managers AMG Funds
APRIL 29, 2013

WHERE TO FIND ADDITIONAL INFORMATION
The Funds’ Statement of Additional Information (the “SAI”) contains additional information about each Fund and their investments. Additional information about the Funds’ investments will be available in the Funds’ Annual and Semi-Annual Reports to shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. To request free copies of these materials or to make other inquiries, please contact the Funds:
•	By telephone: 800.835.3879
•	By mail: Managers Funds 800 Connecticut Avenue Norwalk, Connecticut 06854-2325
•	On the Internet: Electronic copies are available on our Web site at www.managersinvest.com
Information about the Funds, including the Funds’ current SAI and Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission (the “SEC”). The Funds’ SAI is incorporated by reference into (is legally part of) this Prospectus.
Reports and other information about the Funds are also available on the EDGAR database of the SEC’s Web site at http://www.sec.gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520. You may also review and copy information about the Fund at the SEC’s Public Reference Room in Washington, D.C. For access to the Reference Room, call 202.551.8090.
© 2013 Managers Investment Group LLC
Investment Company Act Registration Number 811-09521

managersinvest.com	As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.